UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Global SmallCap Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 06/30/2011

Item 1 – Report to Stockholders

June 30, 2011

Annual Report

BlackRock EuroFund

BlackRock Focus Value Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock International Value Fund | of BlackRock International Value Trust

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	ANNUAL REPORT	JUNE	30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors con-
templated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action.Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011.Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year.The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets.The sec-
ond-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield.The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a sec-
ond round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging mar-
kets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve.While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter.The tax-exempt municipal market faced addi-
tional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011.The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep inter-
est rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt.This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with eco-
nomic data. Investors pulled back from riskier assets and stocks generally declined throughout most of
May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher
despite heightened volatility during
the reporting period.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month 12-month
US large cap equities	6.02%	30.69%
(S&P 500® Index)
US small cap equities	6.21	37.41
(Russell 2000® Index)
International equities	4.98	30.36
(MSCI Europe,Australasia,
Far East Index)
Emerging market equities	0.88	27.80
(MSCI Emerging Markets Index)
3-month Treasury bill	0.08	0.16
(BofA Merrill Lynch 3-Month
Treasury Bill Index)
US Treasury securities	3.26	1.88
(BofA Merrill Lynch 10-Year
US Treasury Index)
US investment grade bonds	2.72	3.90
(Barclays Capital US Aggregate
Bond Index)
Tax-exempt municipal bonds	4.42	3.48
(Barclays Capital Municipal
Bond Index)
US high yield bonds	4.98	15.53
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results.
Index performance is shown for illustrative purposes only.
You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011 BlackRock EuroFund

Investment Objective

BlackRock EuroFund's (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?
• For the 12-month period ended June 30, 2011, the Fund’s Institutional and Investor A Shares slightly outperformed the benchmark Morgan Stanley
Capital International (MSCI) Europe Index, while the Investor B, Investor C and Class R Shares underperformed the benchmark.

What factors influenced performance?
• Overall, stock selection had a positive impact on the Fund’s performance relative to the MSCI Europe Index, while sector allocation detracted. The
Fund benefited from its holdings in the financials sector, where an over-
weight position in French bank Societe Generale SA and underweights in
British banks Barclays Plc and HSBC Holdings Plc were among the top con-
tributors to performance for the year. Stock selection in the materials sector was also rewarding as miners BHP Billiton Plc and Xstrata Plc outper-
formed on the back of robust commodities demand. Elsewhere, overweight positions in a number of automobile-related companies were beneficial including tire manufacturers Continental AG and Nokian Renkaat Oyj.

• Conversely, stock selection in telecommunication services (telecom) and industrials had a negative impact on performance, as did overall under-
weight exposures to the energy and health care sectors.

Describe recent portfolio activity.
• During the 12-month period, we reduced the Fund’s exposure to industrials by selling capital goods companies Koninklijke Philips Electronics NV, Vinci
SA, Bilfinger Berger SE and Prysmian SpA as well as logistics company
Deutsche Post AG. We also moderately decreased the Fund’s weighting in the consumer discretionary and telecom sectors. The proceeds were used to add exposure to the energy sector, where we purchased oil services firms Compagnie Générale de Géophysique-Veritas SA, Saipem SpA and
Technip SA. We substantially increased materials exposure by purchasing soft commodities producers Syngenta AG and K+S AG, as well as specialty chemicals firm AZ Electronic Materials SA and food enzyme maker Christian
Hansen Holding A/S. We also made a small addition to the information technology sector through the purchase of software developer SAP AG.

Describe portfolio positioning at period end.
• As of period end, the Fund was overweight relative to the benchmark index in the materials, consumer discretionary and energy sectors, and under-
weight in industrials, health care and financials. Geographically, the Fund was overweight in Germany, Denmark and the United Kingdom, and under-
weight in Switzerland, Spain and Sweden.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changesin market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Royal Dutch Shell Plc, Class B	4%
GlaxoSmithKline Plc	4
Rio Tinto Plc, Registered Shares	3
Bayer AG, Registered Shares	3
Danone	3
Imperial Tobacco Group Plc	3
Continental AG	3
Vodafone Group Plc	3
Carlsberg A/S, Class B	3
Xstrata Plc	3

Percent of
Long-Term
Geographic Allocations	Investments
United Kingdom	34%
France	17
Germany	17
Switzerland	7
Denmark	6
Netherlands	5
Italy	3
Finland	2
Belgium	2
Norway	2
Spain	2
Luxembourg	2
Other[1]	1

1 Other includes a 1% or less investment in each of the following countries: Sweden and Greece.

4	ANNUAL REPORT	JUNE	30, 2011

BlackRock EuroFund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western
European countries, but may also invest in emerging markets in Eastern European countries.
3 This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization compa-
nies in developed European countries.

Performance Summary for the Period Ended June 30, 2011

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	8.63%	36.42%	N/A	1.23%	N/A	6.29%	N/A
Investor A	8.55	36.15	29.00%	1.03	(0.05)%	6.05	5.48%
Investor B	7.74	34.13	29.63	(0.14)	(0.39)	5.33	5.33
Investor C	8.06	35.01	34.01	0.19	0.19	5.20	5.20
Class R	8.28	35.54	N/A	0.47	N/A	5.77	N/A
MSCI Europe Index	9.05	36.02	N/A	2.02	N/A	6.15	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2011	June 30, 2011	During the Period[5]	January 1, 2011	June 30, 2011	During the Period[5]	Expense Ratio
Institutional	$1,000.00	$1,086.30	$ 5.28	$1,000.00	$1,019.74	$ 5.11	1.02%
Investor A	$1,000.00	$1,085.50	$ 6.31	$1,000.00	$1,018.74	$ 6.11	1.22%
Investor B	$1,000.00	$1,077.40	$14.11	$1,000.00	$1,011.21	$13.66	2.74%
Investor C	$1,000.00	$1,080.60	$10.73	$1,000.00	$1,014.48	$10.39	2.08%
Class R	$1,000.00	$1,082.80	$ 9.35	$1,000.00	$1,015.82	$ 9.05	1.81%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average accountvalue over the period, multiplied by 181/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL	REPORT	JUNE	30, 2011	5

Fund Summary as of June 30, 2011 BlackRock Focus Value Fund, Inc.

Investment Objective

BlackRock Focus Value Fund, Inc.'s (the “Fund”) investment objective is to seek long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?
• For the 12-month period ended June 30, 2011, the Fund posted double-
R Shares outperformed the Russell 1000® Value Index, but underper-
formed the S&P digit positive returns. The Fund’s Institutional and Investor A Shares outper-
formed the Fund’s benchmark, the Russell 1000® Value Index, and the broad-market S&P 500® Index. The Fund’s Investor B, Investor C and
500® Index. The following discussion of relative perform-
ance pertains to the Russell 1000® Value Index.

What factors influenced performance?
• Stock selection was additive in the consumer discretionary sector, where strong returns were derived from holdings in media, specialty retailers and leisure companies. Standout performers included CBS Corp., Class B,
Limited Brands, Inc. and Comcast Corp., Special Class A. Metals & mining holdings, most notably Alcoa, Inc., enhanced performance in the materials sector. In financials, underweight exposure to commercial banks proved ben-
eficial, as did the avoidance of Berkshire Hathaway, Inc. The overall avoid-
ance of utilities companies also benefited performance.

• The Fund’s holdings in the information technology (IT) sector detracted from relative performance. In particular, exposure to computers & peripher-
als, electronic equipment and semiconductors through holdings such as
Hewlett-Packard Co. and Micron Technology Co. had a negative impact. In health care, the Fund’s underweight positions in the biotechnology, phar-
maceutical and health care providers & services industries hindered returns, particularly with respect to Pfizer, Inc. and UnitedHealth Group, Inc.
Also in the sector, holdings in Bristol-Myers Squibb Co. detracted.

Describe recent portfolio activity.
• During the 12-month period, we increased exposure to the telecommunica-
tion services (telecom) sector with the addition of Sprint Nextel Corp. We reduced exposure to IT, financials, consumer discretionary and energy.
Notable sales during the period included Micron Technology Co., Novellus
Systems, Inc., Limited Brands, Inc. and Weatherford International Ltd.

Describe portfolio positioning at period end.
• Relative to the Russell 1000® Value Index, the Fund ended the period over-
weight in materials, IT, energy, consumer discretionary, industrials, and tele-
com and underweight in health care, consumer staples and financials.

• The economy has improved, but trails the level of growth typically seen at this point in the economic cycle. Unemployment remains high; state, local and federal budget deficits are worrisome and the financial system is still fragile. Meanwhile, political turmoil in the Middle East and North Africa has impacted oil prices and natural disasters in Japan have disrupted supply chains. These concerns are somewhat off-set by improving consumer confidence, continued reasonable valuations in equity markets, cash-
heavy US corporate balance sheets and a more business-friendly tone from Washington, DC. Given this backdrop, the Fund maintains cyclical exposure through its IT holdings, balanced with more defensive positions in consumer staples and health care. We favor large-cap companies and companies that have a greater exposure to global growth.

•On March 18, 2011, the Board of Directors of the Fund approved a plan of reorganization, whereby BlackRock Basic Value Fund, Inc. will acquire sub-
stantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of BlackRock Basic Value Fund, Inc. At a shareholder meeting on August 25, 2011, shareholders of the Fund approved the plan of reorganization.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changesin market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Halliburton Co.	3%
Sprint Nextel Corp.	3
Honeywell International, Inc.	3
Tyco International Ltd.	3
Comcast Corp., Special Class A	3
MetLife, Inc.	3
Invesco Ltd.	3
Merck & Co., Inc.	3
E.I. du Pont de Nemours & Co.	3
ACE Ltd.	3

Percent of
Long-Term
Investment Criteria	Investments
Price-to-Earnings Per Share	28%
Earnings Turnaround	25
Operational Restructuring	11
Price-to-Cash Flow	9
Above-Average Yield	8
Special Situations	5
Discount to Assets	5
Price-to-Book Value	5
Below-Average Price/Earnings Ratio	2
Low Price-to-Book Value	2

6	ANNUAL REPORT	JUNE	30, 2011

BlackRock Focus Value Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities that Fund management believes are undervalued relative to its assessment of the current or prospective condition of the issuer or relative to prevailing market ratios, including issuers that are experiencingpoor operating conditions.
3 This unmanaged index is a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price-to-book ratios and lower fore-
casted growth values.
4 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New YorkStock Exchange (“NYSE”)
issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2011

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	3.53%	31.21%	N/A	2.46%	N/A	4.24%	N/A
Investor A	3.30	30.80	23.93%	2.15	1.05%	3.95	3.40%
Investor B	2.89	29.65	25.15	1.25	0.94	3.29	3.29
Investor C	2.92	29.82	28.82	1.33	1.33	3.14	3.14
Class R	3.06	29.97	N/A	1.48	N/A	3.56	N/A
Russell 1000® Value Index	5.92	28.94	N/A	1.15	N/A	3.99	N/A
S&P 500® Index	6.02	30.69	N/A	2.94	N/A	2.72	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2011	June 30, 2011	During the Period[6]	January 1, 2011	June 30, 2011	During the Period[6]	Expense Ratio
Institutional	$1,000.00	$1,035.30	$ 5.70	$1,000.00	$1,019.19	$ 5.66	1.13%
Investor A	$1,000.00	$1,033.00	$ 7.26	$1,000.00	$1,017.65	$ 7.20	1.44%
Investor B	$1,000.00	$1,028.90	$11.82	$1,000.00	$1,013.14	$11.73	2.35%
Investor C	$1,000.00	$1,029.20	$11.32	$1,000.00	$1,013.64	$11.23	2.25%
Class R	$1,000.00	$1,030.60	$10.12	$1,000.00	$1,014.83	$10.04	2.01%

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average accountvalue over the period, multiplied by 181/365 (to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL	REPORT	JUNE	30, 2011	7

Fund Summary as of June 30, 2011 BlackRock Global SmallCap Fund, Inc.

Investment Objective

BlackRock Global SmallCap Fund, Inc.'s (the “Fund”) investment objective is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

Portfolio Management Commentary

How did the Fund perform?
• For the 12-month period ended June 30, 2011, the Fund posted double-
digit positive returns. The Fund underperformed its benchmark, the Morgan
Stanley Capital International (MSCI) World Small Cap Index, but outper-
formed the broader MSCI World Index. The following discussion pertains to the Fund’s performance relative to the MSCI World Small Cap Index.

What factors influenced performance?
• Stock selection was rewarding in the industrials sector, particularly among airlines, machinery and transportation infrastructure stocks. Standout per-
formers included the Malaysian discount airline AirAsia Bhd and Brazilian port operator Santos Brasil Participacoes SA. With respect to sector alloca-
tion, the Fund’s underweight (relative to the MSCI World Small Cap Index composition) proved beneficial, as the sector underperformed during the period, and an overweight to the energy sector had a positive impact.

• Conversely, stock selection in the consumer sectors detracted from returns relative to the benchmark. In consumer discretionary, the Fund’s holdings in retailers, textiles and automotive stocks hurt returns. Notable individual detractors included Urban Outfitters, Inc., Halfords Group Plc, Li Ning Co.,
Ltd. and Ports Design Ltd. In consumer staples, the food and personal products industries were areas of weakness for the Fund. Stock selection in the materials sector also had a negative impact, particularly within chemi-
cals and metals.

Describe recent portfolio activity.
•During the period, we reduced the Fund’s exposure to consumer discre-
tionary, consumer staples and information technology (IT), and added to positions in the industrials and health care sectors. The most significant sales or reductions included Hikma Pharmaceuticals Plc, Urban Outfitters,
Inc., AdTran, Inc., Delhaize Group SA and Northeast Utilities, Inc. Major
purchases included Ingenico, Coventry Health Care, Inc., Sulzer AG, Radiant
Systems, Inc. and Albemarle Corp.

Describe portfolio positioning at period end.
•At period end, the Fund was overweight relative to the benchmark in the IT and health care sectors, while it was underweight in industrials, financials and consumer discretionary. Allocations to the remaining sectors were rela-
tively neutral to the benchmark weighting. The Fund remains diversified globally, with an overweight in emerging markets at the expense of alloca-
tions to the United States and Japan.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changesin market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Rheinmetall AG	1%
GEA Group AG	1
Ingenico	1
Avago Technologies Ltd.	1
Coventry Health Care, Inc.	1
Sulzer AG	1
Radiant Systems, Inc.	1
Timken Co.	1
IDEX Corp.	1
Celanese Corp., Series A	1

Percent of
Long-Term
Geographic Allocations	Investments
United States	49%
Switzerland	6
United Kingdom	6
Canada	5
Germany	4
Japan	4
France	3
Australia	3
Singapore	2
Hong Kong	2
South Korea	2
Other[1]	14

1 Other includes a 1% or less investment in each of the following countries: Austria,
Bermuda, Brazil, China, Denmark, Finland, India, Ireland, Israel, Italy, Malaysia,
Netherlands, Spain and Taiwan.

8	ANNUAL REPORT	JUNE	30, 2011

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a diversified portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.
3 This unmanaged market-capitalization weighted index is comprised of a representative sampling of stocks of large-, medium- and small-capitalization com-
panies in 24 countries, including the United States.
4 This unmanaged broad-based index is comprised of small cap companies from 24 developed markets.

Performance Summary for the Period Ended June 30, 2011

				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.36%	34.25%	N/A	6.85%	N/A	8.11%	N/A
Investor A	4.27	33.88	26.85%	6.54	5.40%	7.82	7.24%
Investor B	3.79	32.60	28.10	5.63	5.34	7.13	7.13
Investor C	3.80	32.71	31.71	5.66	5.66	6.95	6.95
Class R	4.03	33.24	N/A	6.10	N/A	7.53	N/A
MSCI World Index	5.29	30.51	N/A	2.28	N/A	3.99	N/A
MSCI World Small Cap Index	5.63	38.39	N/A	4.37	N/A	9.37	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[7]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2011	June 30, 2011	During the Period[6]	January 1, 2011	June 30, 2011	During the Period[6]	Expense Ratio
Institutional	$1,000.00	$1,043.60	$ 5.37	$1,000.00	$1,019.54	$ 5.31	1.06%
Investor A	$1,000.00	$1,042.70	$ 6.89	$1,000.00	$1,018.05	$ 6.81	1.36%
Investor B	$1,000.00	$1,037.90	$11.22	$1,000.00	$1,013.79	$11.08	2.22%
Investor C	$1,000.00	$1,038.00	$11.02	$1,000.00	$1,013.98	$10.89	2.18%
Class R	$1,000.00	$1,040.30	$ 9.06	$1,000.00	$1,015.92	$ 8.95	1.79%

6 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average accountvalue over the period, multiplied by 181/365
(to reflect the one-half year period shown).
7 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half yeardivided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL	REPORT	JUNE	30, 2011	9

Fund Summary as of June 30, 2011 BlackRock International Value Fund

Investment Objective

BlackRock International Value Fund's (the “Fund”) investment objective is to seek current income and long-term growth of income, accompanied by growth of capital.

Portfolio Management Commentary

How did the Fund perform?
• For the 12-month period ended June 30, 2011, the Fund posted double-
digit positive returns and outperformed its benchmark, the Morgan Stanley
Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index.

What factors influenced performance?
• Overall, the Fund’s outperformance relative to the MSCI EAFE Index is attributable to both stock selection and sector allocation. Stock selection was rewarding in the financials, health care, industrials, information technology (IT) and materials sectors. With respect to sector allocation, the
Fund’s underweight allocations (relative to the benchmark composition)
to financials and utilities benefited performance during the period. From a geographic perspective, stock selection within Continental European and Japanese equities had a positive impact. The Fund’s holdings in
United Kingdom stocks also boosted returns.

• The Fund’s overweight exposure to emerging market equities had a negative impact on performance during the period. Stock selection in the Asia-
Pacific region also detracted. On a sector basis, stock selection in telecommunication services (telecom) disappointed.

Describe recent portfolio activity.
• During the 12-month period, we reduced exposure to financials, primarily through sales of bank stocks. We also reduced the Fund’s allocations to the energy and consumer discretionary sectors. The proceeds from these reductions were used to increase exposure to materials, industrials and telecom. On a geographic basis, we increased the Fund’s holdings in
Japanese stocks and increased exposure to France as well. We decreased the Fund’s allocation to Swiss stocks and moderately reduced exposure to Spain.

Describe portfolio positioning at period end.
• At period end, the Fund’s sector overweights relative to the MSCI EAFE
Index included industrials, IT, materials and telecom, while underweight positions included financials, consumer discretionary and utilities.
Geographically, the Fund was overweight in Japan and select emerging markets and underweight in European and Asia-Pacific stocks.

• On March 18, 2011, the Board of Trustees of the Trust approved a plan of reorganization, whereby BlackRock International Fund, a series of
BlackRock Series, Inc., will acquire substantially all of the assets and assume certain stated liabilities of the Fund in exchange for newly issued shares of BlackRock International Fund. At a shareholder meeting on July
7, 2011, shareholders of the Fund approved the plan of reorganization.
The reorganization took place on August 15, 2011.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changesin market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information
Percent of
Long-Term
Ten Largest Holdings	Investments
Royal Dutch Shell Plc, Class B	4%
Novartis AG, Registered Shares	4
Bayer AG	3
British American Tobacco Plc	3
Schneider Electric SA	3
Repsol YPF SA	3
BHP Billiton Plc	3
Sanofi-Aventis	3
Telefonica SA	2
Mitsubishi UFJ Financial Group, Inc.	2

Percent of
Long-Term
Geographic Allocations	Investments
Japan	22%
United Kingdom	21
France	15
Germany	13
Australia	6
Spain	5
Switzerland	4
Netherlands	3
South Korea	2
Taiwan	2
Italy	2
Sweden	2
Other ¹	3

1 Other includes a 1% holding in each of the following countries: Mexico, Finland and India.

10	ANNUAL REPORT	JUNE	30, 2011

BlackRock International Value Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including investment advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in stocks of companies in developed countries located outside of the United States.
3 This index is an arithmetical average weighted by market value of the performance of over 1,000 non-US companies representing 22 stock markets in
Europe, Australasia and the Far East.

Performance Summary for the Period Ended June 30, 2011

				Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	7.67%	35.25%	N/A	0.81%	N/A	5.82%	N/A
Investor A	7.50	34.84	27.76%	0.48	(0.60)%	5.52	4.95%
Investor B	6.89	33.29	28.79	(0.57)	(0.88)	4.79	4.79
Investor C	6.96	33.37	32.37	(0.54)	(0.54)	4.58	4.58
Class R	7.24	34.24	N/A	0.13	N/A	5.26	N/A
MSCI EAFE Index	4.98	30.36	N/A	1.48	N/A	5.66	N/A

4 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[6]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2011	June 30, 2011	During the Period[5]	January 1, 2011	June 30, 2011	During the Period[5]	Expense Ratio
Institutional	$1,000.00	$1,076.70	$ 4.74	$1,000.00	$1,020.23	$ 4.61	0.92%
Investor A	$1,000.00	$1,075.00	$ 6.64	$1,000.00	$1,018.40	$ 6.46	1.29%
Investor B	$1,000.00	$1,068.90	$12.31	$1,000.00	$1,012.89	$11.98	2.40%
Investor C	$1,000.00	$1,069.60	$11.80	$1,000.00	$1,013.39	$11.48	2.30%
Class R	$1,000.00	$1,072.40	$ 8.58	$1,000.00	$1,016.51	$ 8.35	1.67%

5 For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average accountvalue over the period, multiplied by 181/365
(to reflect the one-half year period shown).
6 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half yeardivided by 365.
See “Disclosure of Expenses” on page 12 for further information on how expenses were calculated.

ANNUAL	REPORT	JUNE	30, 2011	11

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load) of
5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for auto-
matic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25%
per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003 for
BlackRock EuroFund, BlackRock Focus Value Fund, Inc. and BlackRock
International Value Fund, and February 4, 2003 for BlackRock Global
SmallCap Fund, Inc., Class R Share performance results are those of the
Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the perform-
ance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distri-
butions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and cap-
ital gain distributions, if any, at net asset value on the ex-dividend date.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Dividends paid to each class of shares will vary because of the different lev-
els of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and
(b) operating expenses including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense exam-
ples on the previous pages (which are based on hypothetical investments of $1,000 invested on January 1, 2011 and held through June 30, 2011)
are intended to assist shareholders both in calculating expenses based on investments in the Funds and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspond-
ing to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical exam-
ples are useful in comparing ongoing expenses only, and will not help share-
holders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	ANNUAL REPORT	JUNE	30, 2011

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Financials Statements, which may constitute forms of economic lever-
age. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative finan-
cial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an investment, may result in lower dividends paid to shareholders or may cause the
Funds to hold an investment that they might otherwise sell. The Funds’
investments in these instruments are discussed in detail in the Notes to
Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	13

BlackRock EuroFund
Schedule of Investments June 30, 2011 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.8%
KBC Bancassurance Holding	157,666	$ 6,186,657
Denmark — 5.8%
Carlsberg A/S, Class B	86,485	9,416,736
Christian Hansen Holding A/S	152,613	3,626,218
Novo-Nordisk A/S, Class B	58,792	7,365,418
		20,408,372
Finland — 2.2%
Kone Oyj, Class B	78,061	4,904,054
Nokian Renkaat Oyj	59,425	2,983,935
		7,887,989
France — 17.1%
AXA SA	395,816	8,985,080
BNP Paribas SA	104,063	8,024,189
Cie de Saint-Gobain	54,241	3,515,794
Cie Generale de Geophysique — Veritas (a)	237,246	8,694,882
Danone	139,512	10,415,003
Legrand Promesses	198,126	8,339,613
Schneider Electric SA	46,025	7,684,873
Technip SA	42,929	4,601,622
		60,261,056
Germany — 16.4%
Bayer AG, Registered Shares	135,967	10,920,400
Continental AG (a)	91,726	9,665,903
Deutsche Bank AG, Registered Shares	131,241	7,745,909
Deutsche Telekom AG, Registered Shares	337,435	5,265,381
K+S AG	26,593	2,042,031
Kabel Deutschland Holding AG (a)	127,696	7,866,141
Linde AG	50,560	8,870,567
SAP AG	86,812	5,263,261
		57,639,593
Greece — 0.3%
Coca Cola Hellenic Bottling Co. SA	35,024	940,778
Italy — 3.5%
Intesa Sanpaolo SpA	2,629,842	7,002,677
Saipem SpA	100,965	5,213,863
		12,216,540
Luxembourg — 1.5%
AZ Electronic Materials SA (a)	1,068,125	5,243,413
Netherlands — 4.7%
ING Groep NV CVA (a)	570,740	7,033,516
Koninklijke KPN NV	400,017	5,818,248
TNT Express NV (a)	347,086	3,599,792
		16,451,556
Norway — 1.7%
DnB NOR ASA	419,774	5,848,083

Common Stocks	Shares	Value
Spain — 1.6%
Amadeus IT Holding SA, Class A (a)	275,090	$ 5,717,959
Sweden — 1.4%
Swedbank AB, Class A	290,306	4,881,764
Switzerland — 7.2%
Julius Baer Group Ltd.	149,253	6,165,347
Nestlé SA, Registered Shares	97,785	6,085,013
The Swatch Group AG, Bearer Shares	11,967	6,039,833
Syngenta AG, Registered Shares	20,621	6,968,874
		25,259,067
United Kingdom — 34.1%
BP Plc	1,200,723	8,840,914
Burberry Group Plc	283,390	6,590,138
Centrica Plc	1,303,298	6,767,341
GlaxoSmithKline Plc	591,847	12,685,802
Imperial Tobacco Group Plc	307,734	10,245,228
International Power Plc	839,702	4,336,849
Johnson Matthey Plc	107,415	3,392,057
Prudential Plc	523,121	6,040,377
Rio Tinto Plc, Registered Shares	157,601	11,379,697
Royal Dutch Shell Plc, Class B	368,894	13,164,327
Tullow Oil Plc	199,798	3,978,799
Vodafone Group Plc	3,632,241	9,631,398
William Morrison Supermarkets Plc	1,384,970	6,624,262
Wolseley Plc	212,035	6,921,140
Xstrata Plc	421,152	9,276,039
		119,874,368
Total Long-Term Investments
(Cost — $315,678,372) — 99.3%		348,817,195
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.08% (b)(c)	6,324,977	$6,324,977
	Par
	(000)
Time Deposits
United Kingdom — 0.1%
Brown Brothers Harriman & Co., 0.10%, 7/01/11	GBP 108	173,402
Total Short-Term Securities
(Cost — $6,498,509) — 1.9%		6,498,379
Total Investments (Cost — $322,176,881*) — 101.2%		355,315,574
Liabilities in Excess of Other Assets — (1.2)%		(4,063,419)
Net Assets — 100.0%		$ 351,252,155

Portfolio Abbreviations
To simplify the listings of portfolio holdings in	ADR	American Depositary Receipts	JPY	Japanese Yen
the Schedules of Investments, the names and	AUD	Australian Dollar	NOK	Norwegian Krone
descriptions of many of the securities have been	CHF	Swiss Franc	REIT	Real Estate Investment Trusts
abbreviated according to the following list:	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	USD	US Dollar
	INR	Indian Rupee
See Notes to Financial Statements.

14	ANNUAL REPORT	JUNE	30, 2011

BlackRock EuroFund

Schedule of Investments (concluded)

 * The cost and unrealized appreciation (depreciation) of investments as of June 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 324,597,487
Gross unrealized appreciation	$ 34,374,360
Gross unrealized depreciation	(3,656,273)
Net unrealized appreciation	$ 30,718,087

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	893,336	5,431,641	6,324,977	$ 6,073

(c) Represents the current yield as of report date.
• Foreign currency exchange contracts as of June 30, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
EUR	18,211	USD	26,352	Citibank NA	7/01/11	$ 57
EUR	6,234,531	USD	8,970,866	Goldman Sachs
				International	7/01/11	70,136
GBP	307,250	USD	491,107	Citibank NA	7/01/11	2,015
USD	173,386	GBP	108,042	Goldman Sachs
				International	7/01/11	(16)
USD 5,677,809		SEK 36,337,980		Goldman Sachs
				International	7/01/11	(67,144)
Total						$ 5,048

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Long-Term
Investments
Belgium	—	$ 6,186,657	—	$ 6,186,657
Denmark	—	20,408,372	—	20,408,372
Finland	—	7,887,989	—	7,887,989
France	—	60,261,056	—	60,261,056
Germany	—	57,639,593	—	57,639,593
Greece	—	940,778	—	940,778
Italy	—	12,216,540	—	12,216,540
Luxembourg	—	5,243,413	—	5,243,413
Netherlands	$ 9,418,040	7,033,516	—	16,451,556
Norway	—	5,848,083	—	5,848,083
Spain	—	5,717,959	—	5,717,959
Sweden	—	4,881,764	—	4,881,764
Switzerland	—	25,259,067	—	25,259,067
United Kingdom .	—	119,874,368	—	119,874,368
Short-Term
Securities:
Money Market
Funds	6,324,977	—	—	6,324,977
Time Deposits	—	173,402	—	173,402
Total	$15,743,017	$ 339,572,557	—	$ 355,315,574

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$ 72,208	—	$ 72,208
Liabilities:
Foreign currency
exchange
contracts	—	(67,160)	—	(67,160)
Total	—	$ 5,048	—	$ 5,048

1 Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	15

BlackRock Focus Value Fund, Inc.
Schedule of Investments June 30, 2011 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield* — 8.0%
Industrial Conglomerates — 3.2%
Tyco International Ltd.	101,950	$ 5,039,388
Metals & Mining — 2.1%
Alcoa, Inc.	209,700	3,325,842
Pharmaceuticals — 2.7%
Merck & Co., Inc.	123,300	4,351,257
Total Above-Average Yield		12,716,487
Below-Average Price/Earnings Ratio* — 2.2%
Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp.	43,400	3,420,354
Total Below-Average Price/Earnings Ratio		3,420,354
Discount to Assets* — 4.8%
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.	101,600	3,782,568
Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	99,600	3,747,948
Total Discount to Assets		7,530,516
Earnings Turnaround* — 24.9%
Aerospace & Defense — 3.2%
Honeywell International, Inc.	85,200	5,077,068
Capital Markets — 1.6%
Morgan Stanley	108,100	2,487,381
Commercial Banks — 2.2%
Wells Fargo & Co.	122,400	3,434,544
Diversified Financial Services — 1.7%
Bank of America Corp.	247,600	2,713,696
Energy Equipment & Services — 3.3%
Halliburton Co.	104,200	5,314,200
Food Products — 2.3%
Unilever NV — ADR	109,400	3,593,790
Industrial Conglomerates — 2.2%
General Electric Co.	184,600	3,481,556
Insurance — 1.4%
Hartford Financial Services Group, Inc.	83,300	2,196,621
Oil, Gas & Consumable Fuels — 2.4%
Peabody Energy Corp.	64,900	3,823,259
Semiconductors & Semiconductor
Equipment — 4.6%
Intel Corp.	168,400	3,731,744
LSI Corp. (a)	496,200	3,532,944
		7,264,688
Total Earnings Turnaround		39,386,803
Financial Restructuring* — 0.00%
Semiconductors & Semiconductor
Equipment — 0.0%
Legacy Holdings, Inc. (a)	1,500	3
Total Financial Restructuring		3
Low Price-to-Book Value* — 2.1%
Metals & Mining — 2.1%
United States Steel Corp.	73,000	3,360,920
Total Low Price-to-Book Value		3,360,920

Common Stocks	Shares	Value
Operational Restructuring* — 10.5%
Aerospace & Defense — 1.8%
Raytheon Co.	56,000	$ 2,791,600
Chemicals — 2.7%
E.I. du Pont de Nemours & Co.	79,400	4,291,570
Computers & Peripherals — 1.7%
Hewlett-Packard Co.	76,200	2,773,680
Diversified Financial Services — 2.7%
JPMorgan Chase & Co.	103,400	4,233,196
Household Products — 1.6%
Kimberly-Clark Corp.	37,200	2,476,032
Total Operational Restructuring		16,566,078
Price-to-Book Value* — 4.7%
Diversified Financial Services — 2.6%
Citigroup, Inc.	100,680	4,192,315
Semiconductors & Semiconductor
Equipment — 2.1%
Lam Research Corp. (a)	72,400	3,205,872
Total Price-to-Book Value		7,398,187
Price-to-Cash Flow* — 9.0%
Communications Equipment — 0.9%
Motorola Mobility Holdings, Inc. (a)	63,600	1,401,744
Media — 4.8%
Comcast Corp., Special Class A	201,500	4,882,345
Viacom, Inc., Class B	54,000	2,754,000
		7,636,345
Wireless Telecommunication Services — 3.3%
Sprint Nextel Corp. (a)	951,500	5,128,585
Total Price-to-Cash Flow		14,166,674
Price-to-Earnings Per Share* — 27.1%
Capital Markets — 1.2%
The Goldman Sachs Group, Inc.	15,000	1,996,350
Energy Equipment & Services — 2.7%
Ensco Plc — ADR	79,600	4,242,680
Health Care Equipment & Supplies — 3.6%
Baxter International, Inc.	54,100	3,229,229
Medtronic, Inc.	63,900	2,462,067
		5,691,296
Insurance — 8.2%
ACE Ltd.	65,100	4,284,882
MetLife, Inc.	103,100	4,522,997
The Travelers Cos., Inc.	70,600	4,121,628
		12,929,507
Media — 4.5%
CBS Corp., Class B	129,800	3,698,002
Time Warner, Inc.	94,200	3,426,054
		7,124,056
Oil, Gas & Consumable Fuels — 4.8%
Marathon Oil Corp.	63,100	3,324,108
Occidental Petroleum Corp.	40,600	4,224,024
		7,548,132
Pharmaceuticals — 2.1%
Pfizer, Inc.	161,500	3,326,900
Total Price-to-Earnings Per Share		42,858,921

See Notes to Financial Statements.

16	ANNUAL REPORT	JUNE	30, 2011

BlackRock Focus Value Fund, Inc.
Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Special Situations* — 5.3%
Capital Markets — 2.8%
Invesco Ltd.	188,900	$ 4,420,260
IT Services — 2.5%
International Business Machines Corp.	22,700	3,894,185
Total Special Situations		8,314,445
Total Long-Term Investments
(Cost — $119,229,414) — 98.6%		155,719,388
Short-Term Securities
Money Market Fund* — 1.5%
BlackRock Liquidity Funds, TempCash,
Institutional Class, 0.07% (b)(c)	2,408,520	2,408,520
Total Short-Term Securities
(Cost — $2,408,520) — 1.5%		2,408,520
Total Investments (Cost — $121,637,934**) — 100.1%		158,127,908
Liabilities in Excess of Other Assets — (0.1)%		(174,179)
Net Assets — 100.0%		$ 157,953,729

* Classification is unaudited.
** The cost and unrealized appreciation (depreciation) of investments as of June 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 123,081,185
Gross unrealized appreciation	$ 37,790,542
Gross unrealized depreciation	(2,743,819)
Net unrealized appreciation	$ 35,046,723

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempCash,
Institutional Class	1,199,007	1,209,513	2,408,520	$ 3,551
BlackRock Liquidity
Series, LLC,
Money Market
Series	$1,960,000	($1,960,000)	—	$ 8,992

(c) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:
• Level 1 — quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$ 155,719,388	—	—	$ 155,719,388
Short-Term
Securities	2,408,520	—	—	2,408,520
Total	$ 158,127,908	—	—	$ 158,127,908

1 See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	17

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments June 30, 2011 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.4%
Ansell Ltd.	380,800	$ 5,790,160
Cochlear Ltd.	63,100	4,883,790
Dexus Property Group	3,318,300	3,143,757
iSOFT Group, Ltd.	19,154,700	3,292,751
Mirvac Group	3,487,500	4,690,668
Mount Gibson Iron Ltd. (a)	2,027,600	4,031,815
Myer Holdings Ltd.	661,000	1,876,437
Paladin Energy Ltd. (a)	773,600	2,101,542
		29,810,920
Austria — 0.6%
Schoeller-Bleckmann Oilfield Equipment AG	63,200	5,474,222
Wienerberger AG	101,800	1,875,247
		7,349,469
Belgium — 0.4%
D’ieteren SA	64,200	4,387,364
Bermuda — 0.9%
Dominion Petroleum Ltd. (a)(b)	31,955,100	1,864,260
Hoegh Liquified Natural Gas Holdings Ltd. (a)	471,100	3,318,128
Lazard Ltd., Class A	162,300	6,021,330
		11,203,718
Brazil — 1.2%
Anhanguera Educacional Participacoes SA	241,800	5,137,659
Santos Brasil Participacoes SA	527,400	9,472,350
		14,610,009
Canada — 4.5%
Cathedral Energy Services Ltd.	872,900	6,471,289
DiagnoCure, Inc. (a)(c)	4,371,580	4,079,446
Dollarama, Inc.	70,600	2,391,521
Dollarama, Inc. (d)	182,500	6,182,047
Eastern Platinum Ltd. (a)	4,472,800	3,710,135
Eldorado Gold Corp.	430,500	6,351,822
Lundin Mining Corp. (a)	917,500	7,039,764
Open Text Corp. (a)	148,200	9,487,764
Quadra FNX Mining Ltd. (a)	614,600	9,125,483
SunOpta, Inc. (a)	160,169	1,138,802
		55,978,073
China — 1.1%
Parkson Retail Group Ltd.	2,415,800	3,545,194
Shenzhen Expressway Co., Ltd.	8,423,100	4,794,161
WuXi PharmaTech Cayman, Inc. — ADR (a)	299,400	5,257,464
		13,596,819
Denmark — 1.0%
Bavarian Nordic A/S (a)	188,300	2,419,144
Topdanmark A/S (a)	55,100	10,288,896
		12,708,040
Finland — 1.0%
Pohjola Bank Plc	433,300	5,605,273
Ramirent Oyj	558,249	7,204,947
		12,810,220
France — 2.9%
Bonduelle SA	64,900	6,526,855
Eurofins Scientific SA	76,275	7,025,958
GameLoft (a)	1,028,783	7,473,425
Ingenico	258,500	12,578,997
Ipsen SA	70,700	2,507,204
		36,112,439
Germany — 4.1%
Asian Bamboo AG	27,200	1,025,546
Deutsche Euroshop AG	99,487	3,935,941
GEA Group AG	356,650	12,772,559
Gerresheimer AG	195,500	9,333,819

Common Stocks	Shares	Value
Germany (concluded)
Paion AG (a)	475,886	$ 1,511,332
Rheinmetall AG	153,800	13,605,545
Salzgitter AG	51,500	3,926,684
Symrise AG	165,700	5,276,652
		51,388,078
Hong Kong — 1.7%
AMVIG Holdings Ltd.	3,261,100	2,457,014
Clear Media Ltd. (a)	4,052,000	2,280,705
Emperor Watch & Jewellery Ltd.	21,485,000	4,027,085
Ming Fai International Holdings Ltd.	7,455,300	2,130,790
Ports Design Ltd.	1,816,400	4,312,398
Techtronic Industries Co.	4,920,500	5,894,254
		21,102,246
India — 1.0%
Container Corp. of India	156,300	3,646,048
Motherson Sumi Systems Ltd.	582,775	2,943,898
United Phosphorus Ltd.	1,774,300	6,080,601
		12,670,547
Ireland — 1.0%
Elan Corp. Plc (a)	294,041	3,375,029
Ryanair Holdings Plc — ADR	314,396	9,224,379
		12,599,408
Israel — 0.8%
NICE Systems Ltd. — ADR (a)	273,500	9,944,460
Italy — 1.3%
Azimut Holding SpA	141,100	1,317,305
DiaSorin SpA	69,300	3,326,014
Hera SpA	3,096,200	6,560,154
Salvatore Ferragamo Italia SpA (a)	345,500	5,160,575
		16,364,048
Japan — 3.7%
Asics Corp.	432,950	6,462,343
CMIC Co., Ltd.	196,400	3,446,437
Don Quijote Co., Ltd.	189,000	6,572,696
Hisaka Works Ltd.	298,500	4,032,812
Itoham Foods, Inc.	865,200	3,517,972
JSR Corp.	425,700	8,251,403
Japan Petroleum Exploration Co.	61,700	2,896,636
Koito Manufacturing Co., Ltd.	174,200	3,044,213
NGK Insulators Ltd.	208,400	3,882,398
Shinsei Bank Ltd.	3,532,000	3,532,890
		45,639,800
Malaysia — 0.6%
AirAsia Bhd	5,994,200	7,008,821
Netherlands — 0.5%
InterXion Holding NV (a)	292,400	4,426,936
TomTom NV (a)	314,300	1,663,872
		6,090,808
Norway — 0.1%
Renewable Energy Corp. ASA (a)	524,700	899,530
Sevan Marine ASA (a)(b)	3,996,300	288,345
		1,187,875
Singapore — 2.1%
Avago Technologies Ltd.	329,700	12,528,600
Cityspring Infrastructure Trust	15,891,300	6,926,850
Straits Asia Resources Ltd.	2,714,700	6,635,363
		26,090,813
South Korea — 1.5%
Dongbu Insurance Co., Ltd.	202,200	10,557,750
Kangwon Land, Inc.	290,657	7,803,216
		18,360,966

See Notes to Financial Statements.

18	ANNUAL REPORT	JUNE	30, 2011

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Spain — 1.2%
Grifols SA	376,400	$ 7,550,832
Laboratorios Farmaceuticos Rovi SA	923,794	7,341,225
		14,892,057
Switzerland — 5.3%
Addex Pharmaceuticals Ltd. (a)	100,700	1,316,426
Aryzta AG	210,200	11,289,413
Basilea Pharmaceutica (a)	40,000	2,923,924
Clariant AG (a)	467,300	8,940,101
Foster Wheeler AG (a)	223,000	6,774,740
Lindt & Spruengli AG ‘R’	242	8,820,803
Lonza Group AG	48,700	3,815,306
Straumann Holding AG, Registered Shares	31,600	7,620,522
Sulzer AG	71,400	11,641,757
Vontobel Holding AG	81,084	2,748,610
		65,891,602
Taiwan — 1.1%
D-Link Corp.	8,765,000	8,040,945
Lite-On Technology Corp.	3,917,862	5,171,568
		13,212,513
Thailand — 0.2%
Mermaid Maritime PCL	7,639,205	2,118,957
United Arab Emirates — 0.5%
Polarcus Ltd. (a)	5,761,625	5,660,012
United Kingdom — 5.3%
Britvic Plc	685,100	4,341,835
Charter International Plc (b)	799,900	10,170,879
Chemring Group Plc	54,500	560,485
EasyJet Plc (a)	701,200	4,044,978
F&C Asset Management Plc	207,458	249,720
G4S Plc	1,588,997	7,142,981
GKN Plc	901,800	3,362,157
Guinness Peat Group Plc (a)	6,277,500	4,084,657
Halfords Group Plc	726,500	4,331,045
Inchcape Plc	856,900	5,754,185
Intertek Group Plc	242,900	7,697,963
Mothercare Plc	390,400	2,493,049
Premier Foods Plc (a)	6,312,800	1,927,056
Rexam Plc	1,486,472	9,138,687
		65,299,677
United States — 46.1%
Aegerion Pharmaceuticals, Inc. (a)	171,700	2,704,275
Albemarle Corp.	150,600	10,421,520
American Superconductor Corp. (a)(b)	275,700	2,492,328
Aqua America, Inc.	106,400	2,338,672
Arcos Dorados Holdings, Inc.	274,000	5,778,660
Ariba, Inc. (a)	141,100	4,863,717
Arris Group, Inc. (a)	708,800	8,229,168
Autoliv, Inc.	56,700	4,448,115
BMC Software, Inc. (a)	181,600	9,933,520
Bill Barrett Corp. (a)	223,400	10,354,590
BioMed Realty Trust, Inc.	500,100	9,621,924
Blackboard, Inc. (a)(b)	186,800	8,105,252
BorgWarner, Inc. (a)	80,150	6,475,318
Brocade Communications Systems, Inc. (a)	1,350,900	8,726,814
Brown & Brown, Inc.	230,900	5,924,894
CB Richard Ellis Group, Inc. (a)	220,600	5,539,266
Cabot Oil & Gas Corp., Class A	67,100	4,449,401
Cadence Design Systems, Inc. (a)	410,950	4,339,632
Camden Property Trust	96,200	6,120,244
CardioNet, Inc. (a)	212,400	1,127,844
Celanese Corp., Series A	212,900	11,349,699
Cepheid, Inc. (a)	145,600	5,043,584
Checkpoint Systems, Inc. (a)	341,500	6,106,020

Common Stocks	Shares	Value
United States (continued)
CommonWealth REIT	140,800	$ 3,638,272
ComScore, Inc. (a)	167,400	4,335,660
Covanta Holding Corp.	292,550	4,824,150
Coventry Health Care, Inc. (a)	335,100	12,221,097
Cullen/Frost Bankers, Inc.	102,800	5,844,180
Cytec Industries, Inc.	154,600	8,841,574
DSP Group, Inc. (a)	776,849	6,758,586
Developers Diversified Realty Corp.	318,500	4,490,850
Discover Financial Services, Inc.	236,000	6,313,000
Drew Industries, Inc.	174,000	4,301,280
Duke Realty Corp.	523,900	7,339,839
East-West Bancorp, Inc.	245,300	4,957,513
Electronic Arts, Inc. (a)	450,200	10,624,720
Flowers Foods, Inc.	235,950	5,200,338
Foot Locker, Inc.	221,900	5,272,344
The Fresh Market, Inc. (a)	10,200	394,536
Frontier Oil Corp.	214,600	6,933,726
Guess?, Inc.	111,650	4,695,999
Health Net, Inc. (a)	253,300	8,128,397
Healthways, Inc. (a)	162,600	2,468,268
IAC/InterActiveCorp. (a)	97,700	3,729,209
IDEX Corp.	249,350	11,432,697
IPC The Hospitalist Co., Inc. (a)	171,500	7,949,025
j2 Global Communications, Inc. (a)	321,300	9,070,299
Kennametal, Inc.	52,600	2,220,246
Kilroy Realty Corp.	128,600	5,078,414
LKQ Corp. (a)	298,763	7,794,727
Landstar System, Inc.	164,250	7,634,340
LifePoint Hospitals, Inc. (a)	110,300	4,310,524
Manpower, Inc.	85,600	4,592,440
Marshall & Ilsley Corp.	873,200	6,959,404
Maxim Integrated Products, Inc.	148,700	3,800,772
Meadowbrook Insurance Group, Inc.	559,900	5,548,609
Mentor Graphics Corp. (a)	152,950	1,959,290
Mistras Group, Inc. (a)	241,600	3,913,920
Molex, Inc.	212,900	5,486,433
NRG Energy, Inc. (a)	241,500	5,936,070
Nordson Corp.	162,900	8,935,065
Northwest Bancshares, Inc.	689,700	8,676,426
Nuance Communications, Inc. (a)	502,800	10,795,116
Oasis Petroleum, Inc. (a)	268,000	7,954,240
Omnicare, Inc.	301,900	9,627,591
Owens & Minor, Inc.	78,300	2,700,567
PMC-Sierra, Inc. (a)	1,047,700	7,931,089
Packaging Corp. of America	129,200	3,616,308
PartnerRe Ltd.	55,900	3,848,715
Patterson-UTI Energy, Inc.	100,100	3,164,161
PetroHawk Energy Corp. (a)	285,700	7,048,219
Pharmaceutical Product Development, Inc.	276,500	7,421,260
Phillips-Van Heusen Corp.	69,700	4,563,259
QLogic Corp. (a)	439,200	6,992,064
Radiant Systems, Inc. (a)	553,400	11,566,060
Regis Corp.	259,800	3,980,136
SVB Financial Group (a)	130,400	7,786,184
Silgan Holdings, Inc.	136,200	5,580,114
Steel Dynamics, Inc.	256,700	4,171,375
Stratasys, Inc. (a)(b)	63,400	2,136,580
Support.com Inc. (a)	1,100,579	5,282,779
Terex Corp. (a)	221,850	6,311,632
Tetra Technologies, Inc. (a)	384,000	4,888,320
Timken Co.	227,800	11,481,120
UIL Holdings Corp.	188,000	6,081,800
Urban Outfitters, Inc. (a)	126,300	3,555,345
Valley National Bancorp	122,200	1,663,142
VeriFone Systems, Inc. (a)	86,200	3,822,970
Vertex Pharmaceuticals, Inc. (a)	139,100	7,231,809
W.R. Berkley Corp.	228,600	7,415,784

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	19

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
United States (concluded)
The Warnaco Group, Inc. (a)		114,850	$ 6,000,913
Watsco, Inc.		37,500	2,549,625
Weingarten Realty Investors		263,900	6,639,724
Winnebago Industries, Inc. (a)		233,250	2,253,195
Wright Medical Group, Inc. (a)		315,600	4,734,000
Zoran Corp. (a)		290,950	2,443,980
			570,345,872
Total Long-Term Investments
(Cost — $938,453,768) — 94.1%			1,164,435,631
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.08% (e)(f)	74,139,299		74,139,299
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.10% (e)(f)(g)	USD	11,783	11,783,250
Total Money Market Funds — 6.9%			85,922,549
		Par
Time Deposits		(000)
Australia — 0.0%
Brown Brothers Harriman & Co., 3.62%, 7/01/11 AUD		1	1,292
Hong Kong — 0.1%
Citibank NA, 0.01%, 7/01/11	HKD	6,753	867,777
Japan — 0.0%
JPMorgan Chase & Co., 0.01%, 7/01/11	JPY	7,338	91,151
United Kingdom — 0.0%
JPMorgan Chase & Co., 0.01%, 7/01/11	GBP	35	55,751
Total Time Deposits — 0.1%			1,015,971
Total Short-Term Securities
(Cost — $86,938,520) — 7.0%			86,938,520
Total Investments (Cost — $1,025,392,288*) — 101.1%			1,251,374,151
Liabilities in Excess of Other Assets — (1.1)%			(13,475,395)
Net Assets — 100.0%			$1,237,898,756

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,038,855,910
Gross unrealized appreciation	$ 264,096,060
Gross unrealized depreciation	(51,577,819)
Net unrealized appreciation	$ 212,518,241

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies (whereby the Fund held 5% or more of the companies’
outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:

	Shares Held			Shares Held	Value at
	at June 30,	Shares	Shares	at June 30,	June 30	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Gain	Income
DiagnoCure, Inc.	4,278,880	92,700	—	4,371,580	$4,079,446	—	—

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/Beneficial	Shares/Beneficial
	Interest Held		Interest Held
	at June 30,	Net	at June 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	43,736,833	30,402,466	74,139,299	$51,227
BlackRock Liquidity
Series, LLC
Money Market
Series	$47,536,750 $(35,753,500)		$11,783,250	$58,636

(f) Represents the current yield as of report date.
(g) Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.

20	ANNUAL REPORT	JUNE	30, 2011

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments (continued)

• Foreign currency exchange contracts as of June 30, 2011 were as follows:

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date (Depreciation)
INR	1,593,660	USD	35,772	Brown Brothers	7/1/11	$ (122)
				Harriman & Co
GBP	92,256	USD	148,203	State Street	7/1/11	(136)
				Bank and Trust
				Company
GBP	208,134	USD	333,710	State Street	7/1/11	335
				Bank and Trust
				Company
JPY	14,734,581	USD	182,387	State Street	7/1/11	640
				Bank and Trust
				Company
NOK	266,521	USD	49,573	State Street	7/1/11	(173)
				Bank and Trust
				Company
NOK 17,901,800		USD	3,339,813	State Street	7/1/11	(21,685)
				Bank and Trust
				Company
NOK	1,502,158	USD	276,919	State Street	7/1/11	1,509
				Bank and Trust
				Company
USD	166,827	EUR	116,244	State Street	7/1/11	(1,744)
				Bank and Trust
				Company
USD	1,065,952	GBP	666,828	State Street	7/1/11	(4,275)
				Bank and Trust
				Company
USD	583,004	NOK	3,170,526	State Street	7/1/11	(4,658)
				Bank and Trust
				Company
GBP	70,960	USD	113,433	State Street	7/1/11	455
				Bank and Trust
				Company
JPY	13,058,906	USD	161,747	State Street	7/1/11	466
				Bank and Trust
				Company
AUD	718,354	USD	769,522	State Street	7/5/11	949
				Bank and Trust
				Company
GBP	3,529	USD	5,668	State Street	7/5/11	(3)
				Bank and Trust
				Company
HKD	6,501,011	USD	835,582	State Street	7/5/11	(159)
				Bank and Trust
				Company

						Unrealized
Currency		Currency			Settlement Appreciation
Purchased			Sold	Counterparty	Date (Depreciation)
JPY 16,414,259		USD	203,116	State Street	7/5/11	$ 775
				Bank and Trust
				Company
NO	262,204	USD	48,609	State Street	7/5/11	(9)
				Bank and Trust
				Company
SGD	745,669	USD	607,812	State Street	7/5/11	(737)
				Bank and Trust
				Company
USD	762,535	AUD	717,113	State Street	7/5/11	(6,605)
				Bank and Trust
				Company
USD	1,365,858	AUD	1,275,037	State Street	7/5/11	(1,684)
				Bank and Trust
				Company
USD	505,783	GBP	314,843	State Street	7/5/11	475
				Bank and Trust
				Company
USD	531,143	CHF	446,556	State Street	7/5/11	3
				Bank and Trust
				Company
USD	279,970	CHF	233,668	State Street	7/5/11	2,041
				Bank and Trust
				Company
USD	1,524,171	EUR	1,056,699	State Street	7/5/11	(8,200)
				Bank and Trust
				Company
USD	882,039	EUR	608,194	State Street	7/5/11	67
				Bank and Trust
				Company
USD	1,359,004	GBP	846,431	State Street	7/5/11	524
				Bank and Trust
				Company
USD	373,656	HKD	2,907,125	State Street	7/5/11	71
				Bank and Trust
				Company
USD	90,970	JPY	7,337,607	Brown Brothers	7/5/11	(175)
				Harriman & Co.
USD	301,680	JPY	24,379,418	State Street	7/5/11	(1,152)
				Bank and Trust
				Company
USD	616,797	NOK	3,327,104	State Street	7/5/11	113
				Bank and Trust
				Company
USD	37,123	HKD	288,930	Brown Brothers	7/6/11	(6)
				Harriman & Co
Total					$ (43,100)

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	21

BlackRock Global SmallCap Fund, Inc.

Schedule of Investments (concluded)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	$ 2,101,542 $ 27,709,378		—	$ 29,810,920
Austria	5,474,222	1,875,247	—	7,349,469
Belgium	—	4,387,364	—	4,387,364
Bermuda	11,203,718	—	—	11,203,718
Brazil	14,610,009	—	—	14,610,009
Canada	55,978,073	—	—	55,978,073
China	5,257,464	8,339,355	—	13,596,819
Denmark	—	12,708,040	—	12,708,040
Finland	7,204,947	5,605,273	—	12,810,220
France	13,552,813	22,559,626	—	36,112,439
Germany	2,536,878	48,851,201	—	51,388,078
Hong Kong	2,280,705	18,821,542	—	21,102,246
India	—	12,670,547	—	12,670,547
Ireland	9,224,379	3,375,029	—	12,599,408
Israel	9,944,460	—	—	9,944,460
Italy	5,160,575	11,203,473	—	16,364,048
Japan	—	45,639,800	—	45,639,800
Malaysia	—	7,008,821	—	7,008,821
Netherlands .	4,426,936	1,663,872	—	6,090,808
Norway	—	1,187,875	—	1,187,875
Singapore	12,528,600	13,562,213	—	26,090,813
South Korea .	—	18,360,966	—	18,360,966
Spain	7,341,225	7,550,832	—	14,892,057
Switzerland	18,344,153	47,547,449	—	65,891,602
Taiwan	—	13,212,513	—	13,212,513
Thailand	—	2,118,957	—	2,118,957
United Arab
Emirates	5,660,012	—	—	5,660,012
United
Kingdom	6,261,433	59,038,244	—	65,299,677
United States	570,345,872	—	—	570,345,872
Short-Term
Securities:
Money Market
Funds	74,139,299	11,783,250	—	85,922,549
Time
Deposits	1,015,971	—	—	1,015,971
Total	$844,593,284 $406,780,867		— $1,251,374,151

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$ 8,423	—	$ 8,423
Liabilities:
Foreign currency
exchange
contracts	—	(51,523)	—	(51,523)
Total	—	$ (43,100)	—	$ (43,100)

1 Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	ANNUAL REPORT	JUNE	30, 2011

BlackRock International Value Fund
Schedule of Investments June 30, 2011 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 5.4%
National Australia Bank Ltd.	794,446	$ 21,964,396
Newcrest Mining Ltd.	373,655	15,140,401
Suncorp-Metway Ltd.	1,677,761	14,665,094
		51,769,891
Finland — 1.0%
KCI Konecranes Oyj	231,675	9,415,982
France — 14.1%
AXA SA	772,334	17,532,093
BNP Paribas SA	171,602	13,232,050
Cie de Saint-Gobain SA	320,646	20,783,637
Lafarge SA	216,624	13,803,173
Legrand Promesses	400,135	16,842,671
Sanofi-Aventis	306,338	24,642,011
Schneider Electric SA	165,115	27,569,533
		134,405,168
Germany — 12.1%
BASF SE	203,369	19,934,493
Bayer AG	374,452	30,074,690
Bilfinger Berger SE	178,434	17,671,427
Continental AG (a)	158,589	16,711,793
Deutsche Bank AG, Registered Shares	287,021	16,940,123
HeidelbergCement AG	219,918	14,065,012
		115,397,538
Italy — 1.8%
Intesa Sanpaolo SpA	6,376,050	16,977,986
Japan — 20.7%
Hitachi Ltd.	3,433,000	20,374,855
Honda Motor Co., Ltd.	327,600	12,621,419
JX Holdings, Inc.	2,199,600	14,794,600
Mitsubishi Corp.	748,900	18,705,914
Mitsubishi UFJ Financial Group, Inc.	4,626,100	22,544,539
Mitsui Chemicals, Inc.	2,825,000	10,293,887
NSK, Ltd.	1,577,000	15,743,550
Nippon Telegraph & Telephone Corp.	400,500	19,316,844
Nissan Motor Co., Ltd.	1,972,200	20,726,268
Nitto Denko Corp.	258,300	13,124,510
Sumitomo Corp.	1,254,000	17,059,736
TDK Corp.	221,500	12,218,262
		197,524,384
Mexico — 1.4%
America Movil, SA de CV — ADR	253,756	13,672,373
Netherlands — 3.3%
Koninklijke Ahold NV	1,031,465	13,868,324
Koninklijke KPN NV	1,219,801	17,742,007
		31,610,331
South Korea — 2.2%
LG Display Co. Ltd.	218,300	6,093,108
Samsung Electronics Co., Ltd.	19,650	15,272,552
		21,365,660
Spain — 5.1%
Repsol YPF SA	737,147	25,568,294
Telefonica SA	933,854	22,808,196
		48,376,490

Common Stocks		Shares	Value
Sweden — 1.5%
Assa Abloy AB		518,610	$ 13,939,320
Switzerland — 4.1%
Novartis AG, Registered Shares		629,613	38,587,163
Taiwan — 1.9%
Taiwan Semiconductor Manufacturing
Co., Ltd. — ADR	1,410,279		17,783,618
United Kingdom — 20.6%
Aviva Plc	2,465,468		17,354,529
BHP Billiton Plc		628,190	24,683,958
British American Tobacco Plc		639,940	28,062,388
Centrica Plc	3,190,602		16,567,117
Rio Tinto Plc, Registered Shares		272,299	19,661,551
Royal Dutch Shell Plc, Class B	1,103,557		39,381,463
Tesco Plc	3,464,937		22,386,890
United Business Media Ltd.	1,383,795		12,362,624
William Morrison Supermarkets Plc	3,334,109		15,946,923
			196,407,443
Total Common Stocks — 95.2%			907,233,347
Participation Notes		Units
India — 0.8%
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14		908,731	2,625,324
UBS AG (Glenmark Pharmaceuticals Ltd.),
due 12/18/12		764,410	5,480,055
Total Participation Notes — 0.8%			8,105,379
Total Long-Term Investments
(Cost — $786,293,854) — 96.0%			915,338,726
Short-Term Securities		Shares
Money Market Funds — 3.2%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.08% (b)(c)	30,230,558		30,230,558
		Par
		(000)
Time Deposits
Japan — 0.1%
Brown Brothers Harriman & Co., 0.01%, 7/01/11	JPY	102,402	1,272,002
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.10%, 7/01/11	GBP	284	455,364
Total Time Deposits — 0.1%			1,727,366
Total Short-Term Securities
(Cost — $31,957,924) — 3.3%			31,957,924
Total Investments (Cost — $818,251,778*) — 99.3%			947,296,650
Other Assets Less Liabilities — 0.7%			6,089,812
Net Assets — 100.0%			$ 953,386,462

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	23

BlackRock International Value Fund
Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of June 30,
2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 825,925,184
Gross unrealized appreciation	$ 130,525,708
Gross unrealized depreciation	(9,154,242)
Net unrealized appreciation	$ 121,371,466

(a) Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares Held		Shares Held
	at June 30,	Net	at June 30,
Affiliate	2010	Activity	2011	Income
BlackRock Liquidity
Funds, TempFund,
Institutional Class	16,699,456	13,531,102	30,230,558	$ 30,163

(c) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management.
These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
• Foreign currency exchange contracts as of June 30, 2011 were as follows:

Currency		Currency		Settlement	Unrealized
Purchased		Sold	Counterparty	Date	Depreciation
USD	455,321	GBP 283,725	Goldman Sachs
			International	7/01/11	$ (43)
USD	750,515	JPY 60,754,203	Goldman Sachs
			International	7/01/11	(4,149)
Total					$ (4,192)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)
The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Long-Term
Investments:
Australia	— $ 51,769,891		—	$ 51,769,891
Finland	—	9,415,982	—	9,415,982
France	—	134,405,168	—	134,405,168
Germany	—	115,397,538	—	115,397,538
Italy		16,977,986	—	16,977,986
Japan	—	197,524,384	—	197,524,384
Mexico	$ 13,672,373	—	—	13,672,373
Netherlands .	17,742,007	13,868,324	—	31,610,331
South Korea .	—	21,365,660	—	21,365,660
Spain	—	48,376,490	—	48,376,490
Sweden	—	13,939,320	—	13,939,320
Switzerland	—	38,587,163	—	38,587,163
Taiwan	17,783,618	—	—	17,783,618
United Kingdom	—	196,407,443	—	196,407,443
Participation Notes:
Long-Term
Investments:
India	—	—	$ 8,105,379	8,105,379
Short-Term
Securities:
Money Market
Funds	30,230,558	—	—	30,230,558
Time Deposits	—	1,727,366	—	1,727,366
Total	$ 79,428,556 $859,762,715		$ 8,105,379	$947,296,650

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency
exchange
contracts	—	$ (4,192)	—	$ (4,192)

1 Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

24	ANNUAL REPORT	JUNE	30, 2011

Statements of Assets and Liabilities
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
June 30, 2011	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Assets
Investments at value — unaffiliated[1,2]	$ 348,990,597	$ 155,719,388	$ 1,161,372,156	$ 917,066,092
Investments at value — affiliated[3]	6,324,977	2,408,520	90,001,995	30,230,558
Cash	—	—	172	—
Foreign currency at value[4]	84	—	1,225,840	—
Unrealized appreciation on foreign currency exchange contracts	72,208	—	8,423	—
Investments sold receivable	7,155,321	—	21,682,969	—
Dividends receivable	1,494,206	196,577	2,114,327	10,011,291
Capital shares sold receivable	240,024	80,926	3,295,259	987,158
Securities lending income receivable — affiliated	—	3,163	46,511	—
Prepaid expenses	21,056	22,029	42,159	47,687
Total assets	364,298,473	158,430,603	1,279,789,811	958,342,786
Liabilities
Collateral on securities loaned at value	—	—	11,783,250	—
Unrealized depreciation on foreign currency exchange contracts	67,160	—	51,523	4,192
Investments purchased payable	10,820,574	—	23,020,377	—
Capital shares redeemed payable	1,656,852	163,694	5,074,840	3,463,682
Investment advisory fees payable	212,740	94,689	833,909	574,606
Service and distribution fees payable	62,207	26,730	388,826	213,880
Other affiliates payable	1,981	809	6,293	8,743
Bank overdraft — foreign currency at value[4]	—	—	—	8,727
Officer's and Directors’ fees payable	793	449	1,562	—
Other accrued expenses payable	224,011	190,503	730,475	682,494
Total liabilities	13,046,318	476,874	41,891,055	4,956,324
Net Assets	$351,252,155	$157,953,729	$1,237,898,756	$953,386,462
Net Assets Consist of
Paid-in capital	436,101,733	168,144,228	1,063,318,627	1,107,786,341
Undistributed (distributions in excess of) net investment income	9,049,324	639,850	1,059,454	17,478,997
Accumulated net realized loss	(127,152,665)	(47,320,323)	(52,491,615)	(302,179,432)
Net unrealized appreciation/depreciation	33,253,763	36,489,974	226,012,290	130,300,556
Net Assets	$ 351,252,155	$ 157,953,729	$1,237,898,756	$ 953,386,462
[1] Securities loaned at value	—	—	$ 10,637,113	—
[2] Investments at cost — unaffiliated	$ 315,851,904	$ 119,229,414	$ 925,166,054	$ 788,021,220
[3] Investments at cost — affiliated	$ 6,324,977	$ 2,408,520	$ 100,226,234	$ 30,230,558
[4] Foreign currency at cost	$ 84	—	$ 1,209,064	$ (8,695)

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	25

Statements of Assets and Liabilities (concluded)
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
June 30, 2011	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Net Asset Value
Institutional:
Net assets	$ 114,551,116	$ 71,579,092	$ 461,012,277	$ 487,841,479
Shares outstanding	8,198,256	5,945,797	18,883,882	20,811,753
Net asset value	$ 13.97	$ 12.04	$ 24.41	$ 23.44
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Investor A:
Net assets	$ 210,046,545	$ 69,926,138	$ 360,143,896	$ 244,224,131
Shares outstanding	15,316,259	5,879,034	15,065,577	10,518,967
Net asset value	$ 13.71	$ 11.89	$ 23.91	$ 23.22
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor B:
Net assets	$ 2,209,644	$ 1,594,150	$ 25,054,014	$ 21,384,021
Shares outstanding	195,976	149,404	1,115,842	957,198
Net asset value	$ 11.28	$ 10.67	$ 22.45	$ 22.34
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited
Investor C:
Net assets	$ 22,169,483	$ 13,771,685	$ 345,372,384	$ 159,060,443
Shares outstanding	2,202,655	1,346,579	15,822,548	7,236,745
Net asset value	$ 10.06	$ 10.23	$ 21.83	$ 21.98
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	50 million	100 million	Unlimited
Class R:
Net assets	$ 2,275,367	$ 1,082,664	$ 46,316,185	$ 40,876,388
Shares outstanding	212,346	100,421	2,038,647	1,790,909
Net asset value	$ 10.72	$ 10.78	$ 22.72	$ 22.82
Par value per share	$ 0.10	$ 0.10	$ 0.10	—
Shares authorized	Unlimited	100 million	100 million	Unlimited

See Notes to Financial Statements.

26	ANNUAL REPORT	JUNE	30, 2011

Statements of Operations
		BlackRock	BlackRock	BlackRock
	BlackRock	Focus Value	Global SmallCap	International
Year Ended June 30, 2011	EuroFund	Fund, Inc.	Fund, Inc.	Value Fund
Investment Income
Dividends — unaffiliated	$ 14,691,463	$ 2,967,099	$ 19,651,318	$ 33,414,160
Foreign taxes withheld	(991,157)	(18,233)	(933,722)	(3,152,601)
Dividends — affiliated	6,073	3,551	51,227	30,163
Interest	372	—	86,690	1,186
Securities lending — affiliated	—	8,992	58,636	—
Total income	13,706,751	2,961,409	18,914,149	30,292,908
Expenses
Investment advisory	2,693,444	1,517,563	9,751,252	7,091,519
Service — Investor A	537,244	168,282	813,750	591,991
Service and distribution — Investor B	28,048	18,296	283,621	251,189
Service and distribution — Investor C	236,311	120,024	3,393,722	1,664,125
Service and distribution — Class R	12,224	4,978	233,756	233,186
Transfer agent — Institutional	219,879	57,935	589,512	684,620
Transfer agent — Investor A	290,921	94,527	637,798	578,072
Transfer agent — Investor B	25,805	6,321	101,277	154,264
Transfer agent — Investor C	57,715	24,615	930,368	871,629
Transfer agent — Class R	12,181	5,064	175,577	166,886
Custodian	85,696	10,332	319,044	245,984
Accounting services	85,493	27,503	279,963	237,024
Registration	72,413	74,156	95,000	79,209
Professional	68,267	65,184	83,427	99,015
Printing	33,325	32,902	95,358	56,696
Reorganization costs	—	122,773	—	—
Officer and Directors	23,364	19,462	37,532	33,753
Miscellaneous	36,877	27,509	57,312	51,533
Total expenses	4,519,207	2,397,426	17,878,269	13,090,695
Less fees waived by advisor	(2,266)	(381,325)	(22,227)	(14,055)
Total expenses after fees waived	4,516,941	2,016,101	17,856,042	13,076,640
Net investment income	9,189,810	945,308	1,058,107	17,216,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	40,486,321	12,446,960	132,475,799[1]	49,820,967
Foreign currency transactions	(110,678)	—	(272,129)	229,027
	40,375,643	12,446,960	132,203,670	50,049,994
Net change in unrealized appreciation/depreciation on:
Investments	58,694,445	25,635,152	180,539,042[2]	204,831,113
Foreign currency transactions	157,796	—	213,317	1,450,938
	58,852,241	25,635,152	180,752,359	206,282,051
Total realized and unrealized gain	99,227,884	38,082,112	312,956,029	256,332,045
Net Increase in Net Assets Resulting from Operations	$ 108,417,694	$ 39,027,420	$ 314,014,136	$ 273,548,313

1 Including a $607,547 foreign capital gains tax.
2 Including a $121,196 change in deferred foreign capital gains tax.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	27

Statements of Changes in Net Assets
	BlackRock		BlackRock
	EuroFund		Focus Value Fund, Inc.
	Year Ended June 30,		Year Ended June 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$ 9,189,810	$ 6,412,256	$ 945,308	$ 1,563,377
Net realized gain	40,375,643	60,105,630	12,446,960	10,459,130
Net change in unrealized appreciation/depreciation	58,852,241	(55,140,804)	25,635,152	8,437,011
Net increase in net assets resulting from operations	108,417,694	11,377,082	39,027,420	20,459,518
Dividends to Shareholders From
Net investment income:
Institutional	(1,892,036)	(4,787,749)	(807,749)	(1,098,820)
Investor A	(3,199,961)	(7,712,559)	(643,282)	(639,493)
Investor B	—	(49,605)	—	(3,370)
Investor C	(284,076)	(929,917)	(43,239)	(54,217)
Class R	(35,722)	(96,261)	(5,736)	(4,123)
Decrease in net assets resulting from dividends to shareholders	(5,411,795)	(13,576,091)	(1,500,006)	(1,800,023)
Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(69,111,364)	(66,918,607)	(16,379,893)	(28,753,823)
Redemption Fee
Redemption fee	3,757	3,932	—	—
Net Assets
Total increase (decrease) in net assets	33,898,292	(69,113,684)	21,147,521	(10,094,328)
Beginning of year	317,353,863	386,467,547	136,806,208	146,900,536
End of year	$ 351,252,155	$ 317,353,863	$ 157,953,729	$ 136,806,208
Undistributed net investment income	$ 9,049,324	$ 5,381,987	$ 639,850	$ 1,071,775

See Notes to Financial Statements.

28	ANNUAL REPORT	JUNE	30, 2011

Statements of Changes in Net Assets (concluded)
	BlackRock Global		BlackRock
	SmallCap Fund, Inc.		International Value Fund
	Year Ended June 30,		Year Ended June 30,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income (loss)	$ 1,058,107	$ (2,327,011)	$ 17,216,268	$ 7,274,405
Net realized gain	132,203,670	71,128,008	50,049,994	180,636,031
Net change in unrealized appreciation/depreciation	180,752,359	35,343,593	206,282,051	(159,847,850)
Net increase in net assets resulting from operations	314,014,136	104,144,590	273,548,313	28,062,586
Dividends to Shareholders From
Net investment income:
Institutional	(3,077,979)	—	(795,932)	(14,158,979)
Investor A	(1,672,239)	—	—	(5,714,335)
Investor B	—	—	—	(359,168)
Investor C	—	—	—	(2,417,426)
Class R	(107,738)	—	—	(1,032,961)
Decrease in net assets resulting from dividends to shareholders	(4,857,956)	—	(795,932)	(23,682,869)
Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(22,505,798)	14,413,235	(136,635,735)	(101,613,873)
Redemption Fee
Redemption fee	24,045	26,871	28,686	29,624
Proceeds from Regulatory Settlement
Proceeds from regulatory settlement	—	—	—	768,948
Net Assets
Total increase (decrease) in net assets	286,674,427	118,584,696	136,145,332	(96,435,584)
Beginning of year	951,224,329	832,639,633	817,241,130	913,676,714
End of year	$ 1,237,898,756	$ 951,224,329	$ 953,386,462	$ 817,241,130
Undistributed (distributions in excess of) net investment income	$ 1,059,454	$ (44,202)	$ 17,478,997	$ 829,634

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	29

Financial Highlights					BlackRock EuroFund
			Institutional
				Period
				November 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.41	$ 10.65	$ 18.07	$ 25.59	$ 23.02	$ 17.54
Net investment income[1]	0.36	0.21	0.33	0.43	0.46	0.55
Net realized and unrealized gain (loss)	3.41	(0.05)	(6.63)	(3.61)	4.56	5.32
Net increase (decrease) from investment operations	3.77	0.16	(6.30)	(3.18)	5.02	5.87
Dividends and distributions from:
Net investment income	(0.21)	(0.40)	(0.40)	(0.55)	(0.72)	(0.39)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.21)	(0.40)	(1.12)	(4.34)	(2.46)	(0.39)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]
Net asset value, end of period	$ 13.97	$ 10.41	$ 10.65	$ 18.07	$ 25.59	$ 23.02
Total Investment Return[3]
Based on net asset value	36.42%[4]	0.78%[4]	(34.12)%[4]	(13.97)%[5]	24.46%	34.03%[6]
Ratios to Average Net Assets
Total expenses	1.05%	1.09%	1.11%	1.03%[7]	1.01%	0.99%
Total expenses after fees waived	1.05%	1.08%	1.11%	1.03%[7]	1.01%	0.99%
Net investment income	2.80%	1.73%	2.83%	3.23%[7]	2.01%	2.68%
Supplemental Data
Net assets, end of period (000)	$ 114,551	$ 101,632	$ 133,540	$ 274,010	$ 361,175	$ 330,849
Portfolio turnover	148%	161%	124%	30%	63%	76%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatoryissue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

30	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)					BlackRock EuroFund
			Investor A
				Period
				November 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 10.22	$ 10.47	$ 17.78	$ 25.24	$ 22.72	$ 17.33
Net investment income[1]	0.33	0.18	0.30	0.40	0.44	0.50
Net realized and unrealized gain (loss)	3.35	(0.05)	(6.52)	(3.56)	4.48	5.24
Net increase (decrease) from investment operations	3.68	0.13	(6.22)	(3.16)	4.92	5.74
Dividends and distributions from:
Net investment income	(0.19)	(0.38)	(0.37)	(0.51)	(0.67)	(0.35)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.19)	(0.38)	(1.09)	(4.30)	(2.41)	(0.35)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]
Net asset value, end of period	$ 13.71	$ 10.22	$ 10.47	$ 17.78	$ 25.24	$ 22.72
Total Investment Return[3]
Based on net asset value	36.15%[4]	0.53%[4]	(34.21)%[4]	(14.09)%[5]	24.29%	33.64%[6]
Ratios to Average Net Assets
Total expenses	1.25%	1.28%	1.30%	1.21%[7]	1.20%	1.24%
Total expenses after fees waived	1.25%	1.28%	1.30%	1.21%[7]	1.20%	1.24%
Net investment income	2.56%	1.51%	2.68%	3.07%[7]	1.92%	2.49%
Supplemental Data
Net assets, end of period (000)	$ 210,047	$ 189,788	$ 219,697	$ 427,206	$ 550,341	$ 453,104
Portfolio turnover	148%	161%	124%	30%	63%	76%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatoryissue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	31

Financial Highlights (continued)					BlackRock EuroFund
			Investor B
				Period
				November 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 8.41	$ 8.57	$ 14.70	$ 21.49	$ 19.59	$ 14.99
Net investment income (loss)[1]	0.07	(0.01)	0.11	0.19	0.17	0.30
Net realized and unrealized gain (loss)	2.80	(0.04)	(5.35)	(2.94)	3.86	4.54
Net increase (decrease) from investment operations	2.87	(0.05)	(5.24)	(2.75)	4.03	4.84
Dividends and distributions from:
Net investment income	—	(0.11)	(0.17)	(0.25)	(0.40)	(0.24)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	—	(0.11)	(0.89)	(4.04)	(2.14)	(0.24)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]
Net asset value, end of period	$ 11.28	$ 8.41	$ 8.57	$ 14.70	$ 21.49	$ 19.59
Total Investment Return[3]
Based on net asset value	34.13%[4]	(0.85)%[4]	(34.98)%[4]	(14.61)%[5]	23.12%	32.63%[6]
Ratios to Average Net Assets
Total expenses	2.79%	2.64%	2.47%	2.10%[7]	2.12%	2.01%
Total expenses after fees waived	2.79%	2.64%	2.47%	2.10%[7]	2.12%	2.01%
Net investment income (loss)	0.63%	(0.05)%	1.11%	1.77%[7]	0.98%	1.73%
Supplemental Data
Net assets, end of period (000)	$ 2,210	$ 2,854	$ 5,013	$ 19,943	$ 42,829	$ 62,273
Portfolio turnover	148%	161%	124%	30%	63%	76%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatoryissue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

32	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)					BlackRock EuroFund
			Investor C
				Period
				November 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 7.54	$ 7.81	$ 13.67	$ 20.42	$ 18.86	$ 14.47
Net investment income (loss)[1]	0.16	0.06	0.15	0.22	0.21	0.29
Net realized and unrealized gain (loss)	2.47	(0.03)	(5.02)	(2.79)	3.63	4.36
Net increase (decrease) from investment operations	2.63	0.03	(4.87)	(2.57)	3.84	4.65
Dividends and distributions from:
Net investment income	(0.11)	(0.30)	(0.27)	(0.39)	(0.55)	(0.26)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.11)	(0.30)	(0.99)	(4.18)	(2.29)	(0.26)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]
Net asset value, end of period	$ 10.06	$ 7.54	$ 7.81	$ 13.67	$ 20.42	$ 18.86
Total Investment Return[3]
Based on net asset value	35.01%[4]	(0.36)%[4]	(34.75)%[4]	(14.57)%[5]	23.26%	32.57%[6]
Ratios to Average Net Assets
Total expenses	2.11%	2.13%	2.15%	2.01%[7]	2.00%	2.01%
Total expenses after fees waived	2.11%	2.13%	2.15%	2.01%[7]	2.00%	2.01%
Net investment income	1.66%	0.64%	1.73%	2.21%[7]	1.11%	1.71%
Supplemental Data
Net assets, end of period (000)	$ 22,169	$ 20,997	$ 25,504	$ 56,909	$ 79,355	$ 60,160
Portfolio turnover	148%	161%	124%	30%	63%	76%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatoryissue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	33

Financial Highlights (concluded)					BlackRock EuroFund
			Class R
				Period
				November 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 8.02	$ 8.29	$ 14.50	$ 21.45	$ 19.74	$ 15.14
Net investment income (loss)[1]	0.19	0.08	0.20	0.29	0.29	0.41
Net realized and unrealized gain (loss)	2.65	(0.02)	(5.36)	(2.97)	3.80	4.55
Net increase (decrease) from investment operations	2.84	0.06	(5.16)	(2.68)	4.09	4.96
Dividends and distributions from:
Net investment income	(0.14)	(0.33)	(0.33)	(0.48)	(0.65)	(0.36)
Net realized gain	—	—	(0.72)	(3.79)	(1.74)	—
Total dividends and distributions	(0.14)	(0.33)	(1.05)	(4.27)	(2.39)	(0.36)
Redemption fee	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.01	0.00[2]
Net asset value, end of period	$ 10.72	$ 8.02	$ 8.29	$ 14.50	$ 21.45	$ 19.74
Total Investment Return[3]
Based on net asset value	35.54%[4]	(0.05)%[4]	(34.73)%[4]	(14.39)%[5]	23.60%	33.36%[6]
Ratios to Average Net Assets
Total expenses	1.85%	1.87%	2.02%	1.72%[7]	1.71%	1.49%
Total expenses after fees waived	1.85%	1.86%	2.02%	1.72%[7]	1.71%	1.49%
Net investment income	1.90%	0.87%	2.29%	2.73%[7]	1.48%	2.30%
Supplemental Data
Net assets, end of period (000)	$ 2,275	$ 2,083	$ 2,713	$ 3,840	$ 4,509	$ 1,948
Portfolio turnover	148%	161%	124%	30%	63%	76%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Aggregate total investment return.
6 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatoryissue relating to an investment, which increased the return by 0.21%.
7 Annualized.

See Notes to Financial Statements.

34	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights				BlackRock Focus Value Fund, Inc.
			Institutional
				Period
				August 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended July 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.29	$ 8.31	$ 10.81	$ 15.47	$ 14.84	$ 14.27
Net investment income[1]	0.10	0.11	0.15	0.13	0.17	0.12
Net realized and unrealized gain (loss)	2.79	0.99	(2.49)	(2.62)	2.15	0.99
Net increase (decrease) from investment operations	2.89	1.10	(2.34)	(2.49)	2.32	1.11
Dividends and distributions from:
Net investment income	(0.14)	(0.12)	(0.16)	(0.16)	(0.18)	(0.06)
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)
Total dividends and distributions	(0.14)	(0.12)	(0.16)	(2.17)	(1.69)	(0.54)
Net asset value, end of period	$ 12.04	$ 9.29	$ 8.31	$ 10.81	$ 15.47	$ 14.84
Total Investment Return[2]
Based on net asset value	31.21%	13.16%	(21.37)%	(18.55)%[3]	16.67%	8.06%
Ratios to Average Net Assets
Total expenses	1.33%	1.31%	1.38%	1.25%[4]	1.22%	1.26%
Total expenses after fees waived	1.08%	1.06%	1.13%	1.00%[4]	0.97%	1.01%
Net investment income	0.87%	1.15%	1.79%	1.14%[4]	1.10%	0.83%
Supplemental Data
Net assets, end of period (000)	$ 71,579	$ 65,787	$ 76,359	$ 113,990	$ 162,915	$ 158,175
Portfolio turnover	26%	61%	112%	87%	65%	100%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	35

Financial Highlights (continued)				BlackRock Focus Value Fund, Inc.
			Investor A
				Period
				August 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended July 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.18	$ 8.22	$ 10.67	$ 15.29	$ 14.68	$ 14.12
Net investment income[1]	0.06	0.08	0.12	0.10	0.13	0.08
Net realized and unrealized gain (loss)	2.76	0.98	(2.45)	(2.59)	2.12	0.98
Net increase (decrease) from investment operations	2.82	1.06	(2.33)	(2.49)	2.25	1.06
Dividends and distributions from:
Net investment income	(0.11)	(0.10)	(0.12)	(0.12)	(0.13)	(0.02)
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)
Total dividends and distributions	(0.11)	(0.10)	(0.12)	(2.13)	(1.64)	(0.50)
Net asset value, end of period	$ 11.89	$ 9.18	$ 8.22	$ 10.67	$ 15.29	$ 14.68
Total Investment Return[2]
Based on net asset value	30.80%	12.79%	(21.61)%	(18.77)%[3]	16.30%	7.79%
Ratios to Average Net Assets
Total expenses	1.64%	1.60%	1.69%	1.55%[4]	1.49%	1.51%
Total expenses after fees waived	1.39%	1.35%	1.44%	1.30%[4]	1.24%	1.26%
Net investment income	0.56%	0.86%	1.47%	0.83%[4]	0.83%	0.58%
Supplemental Data
Net assets, end of period (000)	$ 69,926	$ 58,125	$ 55,243	$ 92,545	$ 134,585	$ 126,028
Portfolio turnover	26%	61%	112%	87%	65%	100%

1 Based on average shares outstanding.
2 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

36	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)				BlackRock Focus Value Fund, Inc.
			Investor B
				Period
				August 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended July 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 8.23	$ 7.37	$ 9.53	$ 13.86	$ 13.37	$ 12.98
Net investment income (loss)[1]	(0.04)	(0.00)[2]	0.04	0.00[3]	0.01	(0.03)
Net realized and unrealized gain (loss)	2.48	0.87	(2.17)	(2.33)	1.92	0.90
Net increase (decrease) from investment operations	2.44	0.87	(2.13)	(2.33)	1.93	0.87
Dividends and distributions from:
Net investment income	—	(0.01)	(0.03)	—	(0.00)[2]	—
Net realized gain	—	—	—	(2.00)	(1.44)	(0.48)
Total dividends and distributions	—	(0.01)	(0.03)	(2.00)	(1.44)	(0.48)
Net asset value, end of period	$ 10.67	$ 8.23	$ 7.37	$ 9.53	$ 13.86	$ 13.37
Total Investment Return[4]
Based on net asset value	29.65%	11.76%	(22.29)%	(19.43)%[5]	15.37%	6.97%
Ratios to Average Net Assets
Total expenses	2.59%	2.52%	2.59%	2.36%[6]	2.28%	2.28%
Total expenses after fees waived	2.34%	2.27%	2.34%	2.11%[6]	2.03%	2.03%
Net investment income (loss)	(0.36)%	(0.04)%	0.59%	0.02%[6]	0.07%	(0.21)%
Supplemental Data
Net assets, end of period (000)	$ 1,594	$ 1,967	$ 4,051	$ 9,345	$ 19,000	$ 26,537
Portfolio turnover	26%	61%	112%	87%	65%	100%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Annualized.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	37

Financial Highlights (continued)				BlackRock Focus Value Fund, Inc.
			Investor C
				Period
				August 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended July 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 7.91	$ 7.10	$ 9.21	$ 13.49	$ 13.07	$ 12.71
Net investment income (loss)[1]	(0.02)	0.00[2]	0.05	0.01	0.01	(0.03)
Net realized and unrealized gain (loss)	2.38	0.85	(2.11)	(2.26)	1.90	0.87
Net increase (decrease) from investment operations	2.36	0.85	(2.06)	(2.25)	1.91	0.84
Dividends and distributions from:
Net investment income	(0.04)	(0.04)	(0.05)	(0.02)	(0.01)	—
Net realized gain	—	—	—	(2.01)	(1.48)	(0.48)
Total dividends and distributions	(0.04)	(0.04)	(0.05)	(2.03)	(1.49)	(0.48)
Net asset value, end of period	$ 10.23	$ 7.91	$ 7.10	$ 9.21	$ 13.49	$ 13.07
Total Investment Return[3]
Based on net asset value	29.82%	11.91%	(22.26)%	(19.42)%[4]	15.50%	6.88%
Ratios to Average Net Assets
Total expenses	2.46%	2.43%	2.51%	2.33%[5]	2.26%	2.28%
Total expenses after fees waived	2.21%	2.17%	2.26%	2.08%[5]	2.01%	2.03%
Net investment income (loss)	(0.26)%	0.04%	0.65%	0.05%[5]	0.06%	(0.21)%
Supplemental Data
Net assets, end of period (000)	$ 13,772	$ 10,063	$ 10,539	$ 16,687	$ 25,334	$ 23,819
Portfolio turnover	26%	61%	112%	87%	65%	100%

1 Based on average shares outstanding.
2 Amount is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

38	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (concluded)				BlackRock Focus Value Fund, Inc.
			Class R
				Period
				August 1,
				2007 to
	Year Ended June 30,			June 30,	Year Ended July 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 8.34	$ 7.48	$ 9.72	$ 14.15	$ 13.71	$ 13.23
Net investment income (loss)[1]	(0.01)	0.01	0.04	0.02	0.06	0.05
Net realized and unrealized gain (loss)	2.50	0.89	(2.22)	(2.37)	1.98	0.91
Net increase (decrease) from investment operations	2.49	0.90	(2.18)	(2.35)	2.04	0.96
Dividends and distributions from:
Net investment income	(0.05)	(0.04)	(0.06)	(0.07)	(0.09)	(0.00)[2]
Net realized gain	—	—	—	(2.01)	(1.51)	(0.48)
Total dividends and distributions	(0.05)	(0.04)	(0.06)	(2.08)	(1.60)	(0.48)
Net asset value, end of period	$ 10.78	$ 8.34	$ 7.48	$ 9.72	$ 14.15	$ 13.71
Total Investment Return[3]
Based on net asset value	29.97%	12.04%	(22.27)%	(19.29)%[4]	15.85%	7.56%
Ratios to Average Net Assets
Total expenses	2.26%	2.29%	2.60%	2.22%[5]	1.90%	1.76%
Total expenses after fees waived	2.01%	2.04%	2.35%	1.97%[5]	1.65%	1.51%
Net investment income (loss)	(0.05)%	0.16%	0.55%	0.15%[5]	0.43%	0.34%
Supplemental Data
Net assets, end of period (000)	$ 1,083	$ 864	$ 708	$ 708	$ 741	$ 609
Portfolio turnover	26%	61%	112%	87%	65%	100%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	39

Financial Highlights			BlackRock Global SmallCap Fund, Inc.
			Institutional
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 18.32	$ 16.17	$ 24.45	$ 29.24	$ 25.77
Net investment income[1]	0.13	0.06	0.11	0.12	0.11
Net realized and unrealized gain (loss)[2]	6.13	2.09	(6.59)	(0.30)	6.37
Net increase (decrease) from investment operations	6.26	2.15	(6.48)	(0.18)	6.48
Dividends and distributions from:
Net investment income	(0.17)	—	(0.04)	(0.32)	—
Net realized gain	—	—	(1.76)	(4.29)	(3.01)
Total dividends and distributions	(0.17)	—	(1.80)	(4.61)	(3.01)
Net asset value, end of year	$ 24.41	$ 18.32	$ 16.17	$ 24.45	$ 29.24
Total Investment Return[3]
Based on net asset value	34.25%[4]	13.30%[4]	(27.75)%[4]	(1.08)%	28.15%
Ratios to Average Net Assets
Total expenses	1.08%	1.12%	1.20%	1.12%	1.15%
Total expenses after fees waived	1.08%	1.12%	1.20%	1.12%	1.15%
Net investment income	0.58%	0.31%	0.65%	0.46%	0.42%
Supplemental Data
Net assets, end of year (000)	$ 461,012	$ 326,440	$ 250,720	$ 399,802	$ 411,767
Portfolio turnover	82%	73%	114%	97%	95%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

40	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)			BlackRock Global SmallCap Fund, Inc.
			Investor A
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 17.95	$ 15.89	$ 24.10	$ 28.85	$ 25.50
Net investment income (loss)[1]	0.06	(0.00)[2]	0.06	0.05	0.04
Net realized and unrealized gain (loss)[3]	6.01	2.06	(6.50)	(0.30)	6.29
Net increase (decrease) from investment operations	6.07	2.06	(6.44)	(0.25)	6.33
Dividends and distributions from:
Net investment income	(0.11)	—	(0.01)	(0.25)	—
Net realized gain	—	—	(1.76)	(4.25)	(2.98)
Total dividends and distributions	(0.11)	—	(1.77)	(4.50)	(2.98)
Net asset value, end of year	$ 23.91	$ 17.95	$ 15.89	$ 24.10	$ 28.85
Total Investment Return[4]
Based on net asset value	33.88%[5]	12.96%[5]	(27.99)%[5]	(1.36)%	27.78%
Ratios to Average Net Assets
Total expenses	1.38%	1.42%	1.50%	1.40%	1.42%
Total expenses after fees waived	1.38%	1.42%	1.50%	1.40%	1.42%
Net investment income (loss)	0.27%	(0.01)%	0.36%	0.19%	0.15%
Supplemental Data
Net assets, end of year (000)	$ 360,144	$ 264,526	$ 226,362	$ 330,282	$ 334,022
Portfolio turnover	82%	73%	114%	97%	95%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Includes a redemption fee, which is less than $0.01 per share.
4 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	41

Financial Highlights (continued)			BlackRock Global SmallCap Fund, Inc.
			Investor B
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 16.93	$ 15.12	$ 23.13	$ 27.71	$ 24.67
Net investment loss[1]	(0.14)	(0.17)	(0.09)	(0.17)	(0.16)
Net realized and unrealized gain (loss)[2]	5.66	1.98	(6.23)	(0.27)	6.06
Net increase (decrease) from investment operations	5.52	1.81	(6.32)	(0.44)	5.90
Dividends from net realized gain	—	—	(1.69)	(4.14)	(2.86)
Net asset value, end of year	$ 22.45	$ 16.93	$ 15.12	$ 23.13	$ 27.71
Total Investment Return[3]
Based on net asset value	32.60%[4]	11.97%[4]	(28.62)%[4]	(2.14)%	26.79%
Ratios to Average Net Assets
Total expenses	2.29%	2.33%	2.37%	2.21%	2.21%
Total expenses after fees waived	2.29%	2.33%	2.37%	2.21%	2.21%
Net investment loss	(0.67)%	(0.96)%	(0.56)%	(0.68)%	(0.66)%
Supplemental Data
Net assets, end of year (000)	$ 25,054	$ 28,247	$ 40,600	$ 91,693	$ 130,954
Portfolio turnover	82%	73%	114%	97%	95%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

42	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)			BlackRock Global SmallCap Fund, Inc.
			Investor C
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 16.45	$ 14.68	$ 22.50	$ 27.15	$ 24.25
Net investment loss[1]	(0.11)	(0.15)	(0.08)	(0.16)	(0.16)
Net realized and unrealized gain (loss)[2]	5.49	1.92	(6.05)	(0.28)	5.94
Net increase (decrease) from investment operations	5.38	1.77	(6.13)	(0.44)	5.78
Dividends and distributions from:
Net investment income	—	—	—	(0.06)	—
Net realized gain	—	—	(1.69)	(4.15)	(2.88)
Total dividends and distributions	—	—	(1.69)	(4.21)	(2.88)
Net asset value, end of year	$ 21.83	$ 16.45	$ 14.68	$ 22.50	$ 27.15
Total Investment Return[3]
Based on net asset value	32.71%[4]	12.06%[4]	(28.58)%[4]	(2.19)%	26.79%
Ratios to Average Net Assets
Total expenses	2.21%	2.27%	2.35%	2.21%	2.21%
Total expenses after fees waived	2.21%	2.27%	2.35%	2.21%	2.21%
Net investment loss	(0.57)%	(0.86)%	(0.51)%	(0.64)%	(0.63)%
Supplemental Data
Net assets, end of year (000)	$ 345,372	$ 293,633	$ 281,387	$ 470,280	$ 518,216
Portfolio turnover	82%	73%	114%	97%	95%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	43

Financial Highlights (concluded)			BlackRock Global SmallCap Fund, Inc.
			Class R
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 17.09	$ 15.18	$ 23.18	$ 27.94	$ 24.83
Net investment loss[1]	(0.03)	(0.08)	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss)[2]	5.71	1.99	(6.25)	(0.30)	6.10
Net increase (decrease) from investment operations	5.68	1.91	(6.27)	(0.35)	6.06
Dividends and distributions from:
Net investment income	(0.05)	—	—	(0.20)	—
Net realized gain	—	—	(1.73)	(4.21)	(2.95)
Total dividends and distributions	(0.05)	—	(1.73)	(4.41)	(2.95)
Net asset value, end of year	$ 22.72	$ 17.09	$ 15.18	$ 23.18	$ 27.94
Total Investment Return[3]
Based on net asset value	33.24%[4]	12.58%[4]	(28.37)%[4]	(1.77)%	27.42%
Ratios to Average Net Assets
Total expenses	1.81%	1.84%	2.00%	1.81%	1.73%
Total expenses after fees waived	1.81%	1.84%	2.00%	1.81%	1.73%
Net investment loss	(0.16)%	(0.42)%	(0.13)%	(0.20)%	(0.15)%
Supplemental Data
Net assets, end of year (000)	$ 46,316	$ 38,378	$ 33,571	$ 46,275	$ 33,662
Portfolio turnover	82%	73%	114%	97%	95%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

See Notes to Financial Statements.

44	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights			BlackRock International Value Fund
			Institutional
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 17.36	$ 17.46	$ 26.00	$ 34.48	$ 30.55
Net investment income[1]	0.48	0.22	0.41	0.55	0.71
Net realized and unrealized gain (loss)[2]	5.64	0.21	(8.32)	(4.30)	6.10
Net increase (decrease) from investment operations	6.12	0.43	(7.91)	(3.75)	6.81
Dividends and distributions from:
Net investment income	(0.04)	(0.55)	(0.40)	(0.68)	(0.90)
Net realized gain	—	—	(0.23)	(4.05)	(1.98)
Total dividends and distributions	(0.04)	(0.55)	(0.63)	(4.73)	(2.88)
Proceeds from regulatory settlement	—	0.02	—	—	—
Net asset value, end of year	$ 23.44	$ 17.36	$ 17.46	$ 26.00	$ 34.48
Total Investment Return[3]
Based on net asset value	35.25%[4]	2.08%[4,5]	(30.81)%[4]	(12.23)%	24.20%
Ratios to Average Net Assets
Total expenses	0.98%	0.99%	1.08%	1.04%	1.01%
Total expenses after fees waived	0.98%	0.99%	1.08%	1.04%	1.01%
Net investment income	2.23%	1.15%	2.24%	1.86%	2.27%
Supplemental Data
Net assets, end of year (000)	$ 487,841	$ 403,645	$ 462,171	$ 1,007,433	$ 1,253,724
Portfolio turnover	90%	155%	187%	122%	65%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.97%.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	45

Financial Highlights (continued)			BlackRock International Value Fund
			Investor A
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 17.22	$ 17.35	$ 25.89	$ 34.33	$ 30.44
Net investment income[1]	0.41	0.15	0.36	0.46	0.62
Net realized and unrealized gain (loss)[2]	5.59	0.19	(8.30)	(4.28)	6.08
Net increase (decrease) from investment operations	6.00	0.34	(7.94)	(3.82)	6.70
Dividends and distributions from:
Net investment income	—	(0.49)	(0.37)	(0.59)	(0.83)
Net realized gain	—	—	(0.23)	(4.03)	(1.98)
Total dividends and distributions	—	(0.49)	(0.60)	(4.62)	(2.81)
Proceeds from regulatory settlement	—	0.02	—	—	—
Net asset value, end of year	$ 23.22	$ 17.22	$ 17.35	$ 25.89	$ 34.33
Total Investment Return[3]
Based on net asset value	34.84%[4]	1.62%[4,5]	(31.06)%[4]	(12.47)%	23.84%
Ratios to Average Net Assets
Total expenses	1.33%	1.39%	1.43%	1.34%	1.30%
Total expenses after fees waived	1.33%	1.39%	1.43%	1.34%	1.30%
Net investment income	1.90%	0.76%	2.04%	1.55%	1.98%
Supplemental Data
Net assets, end of year (000)	$ 244,224	$ 200,267	$ 215,337	$ 320,764	$ 390,547
Portfolio turnover	90%	155%	187%	122%	65%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.51%.

See Notes to Financial Statements.

46	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (continued)			BlackRock International Value Fund
			Investor B
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 16.76	$ 16.84	$ 25.28	$ 33.60	$ 29.88
Net investment income (loss)[1]	0.13	(0.06)	0.13	0.14	0.34
Net realized and unrealized gain (loss)[2]	5.45	0.17	(8.12)	(4.16)	5.96
Net increase (decrease) from investment operations	5.58	0.11	(7.99)	(4.02)	6.30
Dividends and distributions from:
Net investment income	—	(0.21)	(0.22)	(0.43)	(0.60)
Net realized gain	—	—	(0.23)	(3.87)	(1.98)
Total dividends and distributions	—	(0.21)	(0.45)	(4.30)	(2.58)
Proceeds from regulatory settlement	—	0.02	—	—	—
Net asset value, end of year	$ 22.34	$ 16.76	$ 16.84	$ 25.28	$ 33.60
Total Investment Return[3]
Based on net asset value	33.29%[4]	0.59%[4,5]	(31.91)%[4]	(13.31)%	22.78%
Ratios to Average Net Assets
Total expenses	2.45%	2.46%	2.61%	2.30%	2.15%
Total expenses after fees waived	2.45%	2.46%	2.61%	2.30%	2.15%
Net investment income (loss)	0.62%	(0.34)%	0.74%	0.47%	1.11%
Supplemental Data
Net assets, end of year (000)	$ 21,384	$ 24,944	$ 31,261	$ 61,007	$ 90,447
Portfolio turnover	90%	155%	187%	122%	65%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 0.47%.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	47

Financial Highlights (continued)			BlackRock International Value Fund
			Investor C
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 16.48	$ 16.60	$ 24.94	$ 33.24	$ 29.59
Net investment income (loss)[1]	0.17	(0.05)	0.14	0.16	0.35
Net realized and unrealized gain (loss)[2]	5.33	0.18	(8.01)	(4.13)	5.90
Net increase (decrease) from investment operations	5.50	0.13	(7.87)	(3.97)	6.25
Dividends and distributions from:
Net investment income	—	(0.27)	(0.24)	(0.45)	(0.62)
Net realized gain	—	—	(0.23)	(3.88)	(1.98)
Total dividends and distributions	—	(0.27)	(0.47)	(4.33)	(2.60)
Proceeds from regulatory settlement	—	0.02	—	—	—
Net asset value, end of year	$ 21.98	$ 16.48	$ 16.60	$ 24.94	$ 33.24
Total Investment Return[3]
Based on net asset value	33.37%[4]	0.63%[4,5]	(31.89)%[4]	(13.32)%	22.82%
Ratios to Average Net Assets
Total expenses	2.36%	2.44%	2.60%	2.31%	2.15%
Total expenses after fees waived	2.36%	2.44%	2.60%	2.31%	2.15%
Net investment income (loss)	0.84%	(0.28)%	0.83%	0.55%	1.15%
Supplemental Data
Net assets, end of year (000)	$ 159,060	$ 145,996	$ 159,516	$ 262,573	$ 332,940
Portfolio turnover	90%	155%	187%	122%	65%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.
4 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
5 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 0.50%.

See Notes to Financial Statements.

48	ANNUAL REPORT	JUNE	30, 2011

Financial Highlights (concluded)			BlackRock International Value Fund
			Class R
		Year Ended June 30,
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$ 17.00	$ 17.11	$ 25.61	$ 34.06	$ 30.24
Net investment income[1]	0.30	0.09	0.28	0.39	0.55
Net realized and unrealized gain (loss)[2]	5.52	0.19[3]	(8.22)	(4.27)	6.02
Net increase (decrease) from investment operations	5.82	0.28	(7.94)	(3.88)	6.57
Dividends and distributions from:
Net investment income	—	(0.41)	(0.33)	(0.57)	(0.77)
Net realized gain	—	—	(0.23)	(4.00)	(1.98)
Total dividends and distributions	—	(0.41)	(0.56)	(4.57)	(2.75)
Proceeds from regulatory settlement	—	0.02	—	—	—
Net asset value, end of year	$ 22.82	$ 17.00	$ 17.11	$ 25.61	$ 34.06
Total Investment Return[4]
Based on net asset value	34.24%[5]	1.35%[5,6]	(31.36)%[5]	(12.76)%	23.53%
Ratios to Average Net Assets
Total expenses	1.69%	1.72%	1.86%	1.65%	1.57%
Total expenses after fees waived	1.69%	1.72%	1.86%	1.65%	1.57%
Net investment income	1.43%	0.45%	1.58%	1.35%	1.78%
Supplemental Data
Net assets, end of year (000)	$ 40,876	$ 42,390	$ 45,391	$ 72,262	$ 60,258
Portfolio turnover	90%	155%	187%	122%	65%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Includes litigation proceeds, which are less than $0.01 per share.
4 Where applicable, total investment returns include the reinvestment of dividends and distributions.
5 Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.
6 Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the total return would have been 1.23%.

See Notes to Financial Statements.

ANNUAL	REPORT	JUNE	30, 2011	49

Notes to Financial Statements

1. Organization and Significant Accounting Policies:
BlackRock EuroFund (“EuroFund”), BlackRock Focus Value Fund, Inc.
(“Focus Value”), BlackRock Global SmallCap Fund, Inc. (“Global
SmallCap”) and BlackRock International Value Fund (“International Value”),
a series of BlackRock International Value Trust (the “Trust”) (collectively the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The EuroFund and the Trust are organized as
Massachusetts business trusts. Focus Value and Global SmallCap are organized as Maryland corporations. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees of
the Funds are referred to throughout this report as the “Board of Directors”
or the “Board”. Each Fund offers multiple classes of shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and
Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B
Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expendi-
tures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Reorganizations:
On March 18, 2011, the Board of Directors of Focus Value approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby BlackRock Basic Value Fund, Inc., will acquire substantially all of the assets and assume certain stated liabilities of the Focus Value Fund in exchange for newly issued shares of BlackRock
Basic Value Fund, Inc.

On March 18, 2011, the Board of Directors of the Trust approved a plan of reorganization, whereby BlackRock International Fund, a series of
BlackRock Series, Inc., will acquire substantially all of the assets and assume certain stated liabilities of International Value in exchange for newly issued shares of BlackRock International Fund.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market
System ("NASDAQ") are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-
end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Funds value their investments in BlackRock Liquidity Series, LLC Money
Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE.
Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determina-
tions shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur

50	ANNUAL REPORT	JUNE	30, 2011

Notes to Financial Statements (continued)

between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund's net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value
Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the
“Systematic Fair Value Price”). Using current market factors, the Systematic
Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Funds' books and records are main-
tained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Funds' investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Participation Notes: Certain Funds may invest in participation notes
(“P-Notes”). P-Notes are promissory notes issued by banks or broker-
dealers that are designed to offer the Funds a return measured by the change in the value of the underlying security or basket of securities (the
“underlying security”) while not holding the actual shares of the underlying security. P-Notes are typically used to allow the Funds to gain exposure to securities traded in foreign markets that may be restricted due to country-
specific regulations. When the P-Note matures, the issuer will pay to, or receive from, the Funds the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by the
Funds as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a
P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights
(e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or bro-
ker-dealer. The Funds must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by the Funds since the P-Note generally is depend-
ent on the liquidity in the local trading market for the underlying security.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), the Funds will, consistent with SEC rules and/or certain inter-
pretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such trans-
actions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend and interest on the securities loaned but do not receive dividend or interest income on the securities received as collateral.
Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the

ANNUAL	REPORT	JUNE	30, 2011	51

Notes to Financial Statements (continued)

borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the year, the participating Funds accepted only cash collateral in connection with securities loaned.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ US federal tax returns remains open for each of the four periods ended June 30, 2011. The statutes of limitations on each
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobserv-
able inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years.
Management is evaluating the impact of this guidance on each Fund’s financial statements and disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applica-
ble, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or
OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract.
The Funds' maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and
Derivatives Association, Inc. master agreement ("ISDA Master Agreement")
implemented between a Fund and each of its respective counterparties.
The ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See
Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds' net assets decline by a stated percentage or the Funds fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the
Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the refer-
enced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

52	ANNUAL REPORT	JUNE	30, 2011

Notes to Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of June 30, 2011

Asset Derivatives

	Statement of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized appreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$ 72,208	$ 8,423	—
Liability Derivatives
	Statement of Assets		Global
	and Liabilities		SmallCap	International
	Location	EuroFund	Fund	Value Fund
Unrealized depreciation
Foreign currency	on foreign currency
exchange contracts	exchange contracts	$ 67,160	$ 51,523	$ 4,192

The Effect of Derivative Financial Instruments in the Statements of Operations
Year Ended June 30, 2011
Net Realized Gain (Loss) from

Global
SmallCap International
	EuroFund	Fund	Value Fund
Foreign currency
exchange contracts	$ (148,901)	$ (387,566)	$ 242,756
Net Change in Unrealized Appreciation/Depreciation on
Global
SmallCap International
	EuroFund	Fund	Value Fund
Foreign currency
exchange contracts	$ (24,734)	$ (68,715)	$ 29,498

For the year ended June 30, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

		Global
		SmallCap	International
	EuroFund	Fund	Value Fund
Foreign currency exchange contracts:
Average number of
contracts purchased	2	13	2
Average number of
contracts sold	3	11	1
Average US dollar amount purchased $ 2,469,290		$ 3,839,682	$12,544,009
Average US dollar amount sold	$ 3,853,022	$ 6,341,750	$ 6,456,064

3. Investment Advisory Agreement and Other Transactions
with Affiliates:
The PNC Financial Services Group, Inc. ("PNC") and Barclays Bank PLC
("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock").
Due to the ownership structure, PNC is an affiliate of the Funds for 1940
Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each
Fund. For such services, each Fund paid the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates from July 1, 2010 through May 31, 2011:

EuroFund	0.75%
Global SmallCap	0.85%

International Value
Portion of Average Daily of Net Assets Rate
Not exceeding $2 billion	0.75%
In excess of $2 billion, but not exceeding $4 billion	0.70%
In excess of $4 billion	0.65%

Focus Value paid the Manager a monthly fee at an annual rate of 1.00%
based on average daily net assets from July 1, 2010 to June 30, 2011.

Effective June 1, 2011, each Fund paid the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

EuroFund
Average Daily Net Assets	Rate
First $1 billion	0.75%
$1 — $3 billion	0.71%
$3 — $5 billion	0.68%
$5 — $10 billion	0.65%
Greater than $10 billion	0.64%

Global SmallCap
Average Daily Net Assets	Rate
First $1 billion	0.85%
$1 — $3 billion	0.80%
$3 — $5 billion	0.77%
$5 — $10 billion	0.74%
Greater than $10 billion	0.72%

The Manager contractually agreed to waive 0.25% of Focus Value’s invest-
ment advisory fees until November 1, 2011. The contractual waiver may be terminated upon 90 day’s notice by a majority of the independent directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended June 30, 2011, the Manager waived $379,387, which is included in fees waived by advisor in the
Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations. For the year ended June 30, 2011, the amounts waived were as follows:

EuroFund	$ 2,266
Focus Value	$ 1,938
Global SmallCap	$ 22,227
International Value	$ 14,055

The Manager, on behalf of EuroFund, entered into a sub-advisory agree-
ment with BlackRock Investment Management, LLC (“BIM”), and BlackRock
International Ltd, (“BIL”), both affiliates of the Manager. The Manager pays
BIM and BIL for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

ANNUAL	REPORT	JUNE	30, 2011	53

Notes to Financial Statements (continued)

The Manager, on behalf of Focus Value and Global Small Cap, entered into a sub-advisory agreement with BIM. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, on behalf of International Value, entered into a sub-advisory agreement with BIL. The Manager pays BIL for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

For the year ended June 30, 2011, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

EuroFund	$ 5,117
Focus Value	$ 2,129
Global SmallCap	$ 16,564
International Value	$ 17,001

The Funds received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the
Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the year ended
June 30, 2011, BIM received securities lending agent fees related to securities lending activities as follows:

Focus Value	$ 2,576
Global SmallCap	$ 21,163

The Funds entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the
Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to
Investor A, Investor B, Investor C and Class R shareholders.

For the year ended June 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds'
Investor A Shares as follows:

Investor A
EuroFund	$ 1,196
Focus Value	$ 3,558
Global SmallCap	$ 50,204
International Value	$ 14,605

For the year ended June 30, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

	Investor B	Investor C
EuroFund	$ 4,726	$ 2,181
Focus Value	$ 1,034	$ 1,248
Global SmallCap	$19,982	$31,027
International Value	$ 7,317	$ 8,056

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A
EuroFund	$ 2,021
Global SmallCap	$ 1,375
International Value	$ 43

The Manager maintains a call center, which is responsible for providing cer-
tain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from share-
holders with respect to the subscription and redemption of Fund shares.
For the year ended June 30, 2011, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

		Focus	Global	International
	EuroFund	Value	SmallCap	Value
Institutional	$3,317	$ 979	$2,531	$5,130
Investor A	$4,457	$1,019	$6,621	$3,165
Investor B	$ 339	$ 64	$ 824	$ 507
Investor C	$ 633	$ 206	$6,971	$2,553
Class R	$ 37	$ 8	$ 556	$ 408

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds' Chief Compliance Officer.

4. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2011, were as follows:

	Purchases	Sales
EuroFund	$ 520,254,851	$ 581,397,182
Focus Value	$ 38,176,750	$ 56,208,207
Global SmallCap	$ 906,046,598	$ 948,505,044
International Value	$ 817,105,437	$ 945,007,051

54	ANNUAL REPORT	JUNE	30, 2011

Notes to Financial Statements (continued)

5. Income Tax Information:
Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax report-
ing. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of June 30, 2011 attributable to foreign currency transactions, the sale of stock of passive foreign investment companies and the characterization of expenses were reclassified to the following accounts:

		Focus	Global	International
	EuroFund	Value	SmallCap	Value
Paid-in capital	—	$ (122,773)	—	—
Undistributed net investment income	$ (110,678)	122,773	$ 4,903,505	$ 229,027
Accumulated net realized loss	110,678	—	(4,903,505)	(229,027)

The tax character of distributions paid during fiscal year ended June 30, 2011 and fiscal year ended June 30, 2010 was as follows:

				Global	International
		EuroFund	Focus Value	SmallCap	Value
Ordinary income	6/30/2011	$ 5,411,795	$ 1,500,006	$ 4,857,956	$ 795,932
	6/30/2010	13,576,091	1,800,023	—	23,682,869
Total	6/30/2011	$ 5,411,795	$ 1,500,006	$ 4,857,956	$ 795,932
	6/30/2010	$ 13,576,091	$ 1,800,023	—	$ 23,682,869

As of June 30, 2011, the tax components of accumulated earnings (losses) were as follows:

			Global	International
	EuroFund	Focus Value	SmallCap	Value
Undistributed ordinary income	$ 9,054,371	$ 639,850	$ 9,274,183	$ 17,474,804
Capital loss carryforwards	(124,732,056)	(45,877,072)	(47,283,515)	(294,506,026)
Net unrealized gains*	30,828,107	35,046,723	212,589,461	122,631,343
Total	$ (84,849,578)	$ (10,190,499)	$ 174,580,129	$ (154,399,879)

* The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the timing and recognition of partnership income and the realization for tax purposes of unrealized gain on investments in passive foreign investment companies.

As of June 30, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

			Global	International
Expires June 30,	EuroFund	Focus Value	SmallCap	Value
2017	$ 38,781,995	$ 2,651,122	$ —	$ 175,005,873
2018	85,950,061	43,225,950	47,283,515	119,500,153
Total	$ 124,732,056	$ 45,877,072	$ 47,283,515	$ 294,506,026

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Borrowings:
The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expires in November 2011. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November
2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2009, a commitment fee of
0.10% per annum based on each Fund's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed
Funds rate plus 1.25% per annum on amounts borrowed. In addition, the
Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective
November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus
1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrange-
ment fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the year ended June 30, 2011.

ANNUAL	REPORT	JUNE	30, 2011	55

Notes to Financial Statements (continued)

7. Concentration, Market and Credit Risk:
In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obligations
(issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctua-
tions. Similar to issuer credit risk, the Funds may be exposed to counter-
party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the
Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

EuroFund, Global SmallCap and International Value

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concen-
trate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedules of
Investments for concentrations in specific countries.

As of June 30, 2011, the Funds had the following industry classifications as a percentage of long-term investments:

		Global International
Industry	EuroFund SmallCap		Value
Commercial Banks	9%	3%	8%
Pharmaceuticals	9	1	10
Chemicals	9	5	5
Oil, Gas and Consumable Fuels	7	5	9
Metals & Mining	6	3	6
Energy Equipment & Services	5	2	—
Food & Staples Retailing	5	—	6
Electrical Equipment	5	—	5
Insurance	4	4	5
Diversified Telecommunication Services	3	—	7
Software	2	7	—
Machinery	1	7	3
Other*	35	63	36

* All other industries held were each less than 5% of long-term investments.

8. Capital Share Transactions:
Transactions in capital shares for each class were as follows:

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	635,951	$ 8,391,505	864,251	$ 10,721,971
Shares issued to shareholders in reinvestment of dividends	124,253	1,606,600	314,699	4,091,816
Total issued	760,204	9,998,105	1,178,950	14,813,787
Shares redeemed	(2,327,524)	(30,057,905)	(3,950,409)	(45,897,216)
Net decrease	(1,567,320)	$(20,059,800)	(2,771,459)	$(31,083,429)
Investor A
Shares sold and automatic conversion of shares	755,888	$ 9,662,178	1,230,158	$ 15,151,813
Shares issued to shareholders in reinvestment of dividends	214,075	2,718,959	502,630	6,424,367
Total issued	969,963	12,381,137	1,732,788	21,576,180
Shares redeemed	(4,226,727)	(53,901,924)	(4,149,446)	(50,094,831)
Net decrease	(3,256,764)	$(41,520,787)	(2,416,658)	$(28,518,651)
Investor B
Shares sold	17,655	$ 184,504	39,404	$ 398,064
Shares issued to shareholders in reinvestment of dividends	—	—	3,894	41,240
Total issued	17,655	184,504	43,298	439,304
Shares redeemed and automatic conversion of shares	(161,181)	(1,710,898)	(289,078)	(2,927,261)
Net decrease	(143,526)	$ (1,526,394)	(245,780)	$ (2,487,957)

56	ANNUAL REPORT	JUNE	30, 2011

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
EuroFund (concluded)	Shares	Amount	Shares	Amount
Investor C
Shares sold	188,792	$ 1,786,905	282,943	$ 2,546,749
Shares issued to shareholders in reinvestment of dividends	26,764	250,812	87,606	829,683
Total issued	215,556	2,037,717	370,549	3,376,432
Shares redeemed	(797,295)	(7,553,611)	(852,938)	(7,554,574)
Net decrease	(581,739)	$ (5,515,894)	(482,389)	$ (4,178,142)
Class R
Shares sold	79,321	$ 798,996	122,331	$ 1,186,904
Shares issued to shareholders in reinvestment of dividends	3,586	35,720	9,535	96,018
Total issued	82,907	834,716	131,866	1,282,922
Shares redeemed	(130,096)	(1,323,205)	(199,381)	(1,933,350)
Net decrease	(47,189)	$ (488,489)	(67,515)	$ (650,428)
Focus Value
Institutional
Shares sold	402,673	$ 4,806,851	573,048	$ 5,573,629
Shares issued to shareholders in reinvestment of dividends	61,591	679,326	98,151	966,840
Total issued	464,264	5,486,177	671,199	6,540,469
Shares redeemed	(1,602,357)	(17,024,678)	(2,778,849)	(26,874,826)
Net decrease	(1,138,093)	$(11,538,501)	(2,107,650)	$(20,334,357)
Investor A
Shares sold and automatic conversion of shares	555,911	$ 6,373,493	647,308	$ 6,326,110
Shares issued to shareholders in reinvestment of dividends	52,822	576,795	58,383	569,259
Total issued	608,733	6,950,288	705,691	6,895,369
Shares redeemed	(1,060,829)	(11,751,495)	(1,096,909)	(10,759,700)
Net decrease	(452,096)	$ (4,801,207)	(391,218)	$(3,864,331)
Investor B
Shares sold	8,247	$ 83,497	17,245	$ 146,385
Shares issued to shareholders in reinvestment of dividends	—	—	319	2,800
Total issued	8,247	83,497	17,564	149,185
Shares redeemed and automatic conversion of shares	(97,785)	(955,152)	(328,306)	(2,902,015)
Net decrease	(89,538)	$ (871,655)	(310,742)	$ (2,752,830)
Investor C
Shares sold	339,658	$ 3,404,799	226,077	$ 1,876,927
Shares issued to shareholders in reinvestment of dividends	3,905	36,820	5,501	46,430
Total issued	343,563	3,441,619	231,578	1,923,357
Shares redeemed	(269,094)	(2,585,590)	(443,651)	(3,807,264)
Net increase (decrease)	74,469	$ 856,029	(212,073)	$ (1,883,907)
Class R
Shares sold	53,817	$ 550,297	28,000	$ 248,492
Shares issued to shareholders in reinvestment of dividends	578	5,735	463	4,122
Total issued	54,395	556,032	28,463	252,614
Shares redeemed	(57,550)	(580,591)	(19,565)	(171,012)
Net increase (decrease)	(3,155)	$ (24,559)	8,898	$ 81,602

ANNUAL	REPORT	JUNE	30, 2011	57

Notes to Financial Statements (continued)

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
Global SmallCap	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,938,908	$ 112,932,545	6,136,279	$ 118,722,072
Shares issued to shareholders in reinvestment of dividends	117,365	2,686,457	—	—
Total issued.	5,056,273	115,619,002	6,136,279	118,722,072
Shares redeemed	(3,986,507)	(89,466,372)	(3,831,606)	(73,495,863)
Net increase	1,069,766	$ 26,152,630	2,304,673	$ 45,226,209
Investor A
Shares sold and automatic conversion of shares	3,528,534	$ 78,962,695	3,978,681	$ 75,186,517
Shares issued to shareholders in reinvestment of dividends	68,162	1,530,241	—	—
Total issued	3,596,696	80,492,936	3,978,681	75,186,517
Shares redeemed	(3,264,394)	(72,032,675)	(3,493,869)	(65,870,679)
Net increase	332,302	$ 8,460,261	484,812	$ 9,315,838
Investor B
Shares sold	55,552	$ 1,139,377	129,206	$ 2,273,237
Shares redeemed and automatic conversion of shares	(608,046)	(12,505,060)	(1,146,748)	(20,494,205)
Net decrease	(552,494)	$ (11,365,683)	(1,017,542)	$ (18,220,968)
Investor C
Shares sold	2,173,174	$ 43,983,202	3,180,506	$ 55,171,854
Shares redeemed	(4,204,450)	(85,067,157)	(4,499,745)	(77,966,157)
Net decrease	(2,031,276)	$ (41,083,955)	(1,319,239)	$ (22,794,303)
Class R
Shares sold	949,113	$ 19,922,226	960,385	$ 17,330,556
Shares issued to shareholders in reinvestment of dividends	5,028	107,553	—	—
Total issued	954,141	20,029,779	960,385	17,330,556
Shares redeemed	(1,161,469)	(24,698,830)	(925,449)	(16,464,097)
Net increase (decrease)	(207,328)	$ (4,669,051)	34,936	$ 886,459
International Value
Institutional
Shares sold	3,566,538	$ 77,610,218	4,216,370	$ 83,023,378
Shares issued to shareholders in reinvestment of dividends	35,037	761,440	660,817	13,562,794
Total issued	3,601,575	78,371,658	4,877,187	96,586,172
Shares redeemed	(6,042,335)	(130,555,134)	(8,093,784)	(157,966,063)
Net decrease	(2,440,760)	$ (52,183,476)	(3,216,597)	$ (61,379,891)
Investor A
Shares sold and automatic conversion of shares	2,511,624	$ 51,839,300	2,013,939	$ 39,367,834
Shares issued to shareholders in reinvestment of dividends	—	—	267,115	5,451,912
Total issued	2,511,624	51,839,300	2,281,054	44,819,746
Shares redeemed	(3,619,283)	(76,751,012)	(3,067,038)	(60,639,619)
Net decrease	(1,107,659)	$ (24,911,712)	(785,984)	$ (15,819,873)

58	ANNUAL REPORT	JUNE	30, 2011

Notes to Financial Statements (concluded)

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
International Value (concluded)	Shares	Amount	Shares	Amount
Investor B
Shares sold	218,828	$ 4,497,255	415,953	$ 7,992,241
Shares issued to shareholders in reinvestment of dividends	—	—	17,376	347,017
Total issued	218,828	4,497,255	433,329	8,339,258
Shares redeemed and automatic conversion of shares	(749,832)	(15,482,986)	(801,265)	(15,419,130)
Net decrease	(531,004)	$ (10,985,731)	(367,936)	$ (7,079,872)
Investor C
Shares sold	1,558,412	$ 31,652,919	2,248,152	$ 42,381,360
Shares issued to shareholders in reinvestment of dividends	—	—	116,442	2,285,844
Total issued	1,558,412	31,652,919	2,364,594	44,667,204
Shares redeemed	(3,182,437)	(64,930,436)	(3,112,800)	(58,867,895)
Net decrease	(1,624,025)	$ (33,277,517)	(748,206)	$ (14,200,691)
Class R
Shares sold	701,372	$ 14,809,199	962,520	$ 18,827,640
Shares issued to shareholders in reinvestment of dividends	—	—	51,204	1,032,783
Total issued	701,372	14,809,199	1,013,724	19,860,423
Shares redeemed	(1,404,687)	(30,086,498)	(1,172,605)	(22,993,969)
Net decrease	(703,315)	$ (15,277,299)	(158,881)	$ (3,133,546)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Funds for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Effective April 1, 2011, the redemption fees were terminated and are no longer charged by the Funds.

9. Subsequent Events:
Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

At a shareholder meeting on July 7, 2011, shareholders of the International
Value Fund approved the plan of reorganization discussed in Note 1. The reorganization took place on August 15, 2011. In connection with the merger, BlackRock International Fund acquired substantially all of the assets and assumed certain stated liabilities of International Value Fund, with a net asset value of $641,401,982, in exchange for the following newly issued shares of BlackRock International Fund:

Institutional	30,552,476
Investor A	7,680,422
Investor B	1,498,588
Investor C	10,547,230
Class R	2,819,735

On August 8, 2011, International Value transferred securities and cash to shareholders in connection with a redemption-in-kind transaction in the amount of $102,620,475.

At a shareholder meeting on August 25, 2011, shareholders of the Focus
Value Fund approved the plan of reorganization discussed in Note 1.

ANNUAL	REPORT	JUNE	30, 2011	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors/Trustees of
BlackRock EuroFund, BlackRock Focus Value Fund, Inc.
BlackRock Global SmallCap Fund, Inc., and BlackRock
International Value Fund:

We have audited the accompanying statements of assets and liabilities of
BlackRock EuroFund, BlackRock Focus Value Fund, Inc., BlackRock Global
SmallCap Fund, Inc., and BlackRock International Value Fund, a series of
BlackRock International Value Trust, (collectively, the “Funds”), including the schedules of investments, as of June 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the respective periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the cir-
cumstances, but not for the purpose of expressing an opinion on the effec-
tiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the
BlackRock EuroFund, BlackRock Focus Value Fund, Inc., BlackRock Global
SmallCap Fund, Inc., and BlackRock International Value Fund of BlackRock
International Value Trust, as of June 30, 2011, the results of their opera-
tions for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 9 of the Notes to Financial Statements, on July 7,
2011 and August 25, 2011, the shareholders of BlackRock International
Value Fund and BlackRock Focus Value Fund, Inc., respectively, approved the plans of reorganization discussed in Note 1 of the Notes to Financial
Statements and the BlackRock International Value Fund merger took place, as described in Note 9, on August 15, 2011.

Deloitte & Touche LLP
Boston, Massachusetts
August 25, 2011

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid during the fiscal year ended June30, 2011:

				Global	International
	Payable Date	EuroFund	Focus Value	SmallCap	Value
Qualified Dividend Income for Individuals	12/03/10	—	100%	—	—
	12/15/10	100%[1]	—	100%	100%[1]
Dividends Qualifying for the Dividend Received Deduction for Corporations	12/03/10	—	100%	—	—
	12/15/10	—	—	77.58%	—
Foreign Source Income	12/15/10	†100%[1]	—	—	100%[1]
Foreign Taxes Paid Per Share	12/15/10	$ 0.046616	—	—	$ 0.099926

1 Expressed as a percentage of the cash distribution grossed up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

60	ANNUAL REPORT	JUNE	30, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock EuroFund (the “EuroFund”), the Board
of Directors of BlackRock Focus Value Fund, Inc. (the “Focus Value Fund”),
the Board of Directors of BlackRock Global SmallCap Fund, Inc. (the
“Global SmallCap Fund”) and the Board of Trustees of BlackRock
International Value Fund (the “International Value Fund;” along with the
EuroFund, the Focus Value Fund, and the Global SmallCap Fund, each a
“Fund” and collectively, the “Funds”), a series of BlackRock International
Value Trust (the “International Value Trust,” along with the EuroFund, the
Focus Value Fund, and the Global SmallCap Fund, each a “Trust”), (collec-
tively, the “Board,” and the members of which are referred to as “Board
Members”) met on April 12, 2011 and May 10 — 11, 2011 to consider the approval of the investment advisory agreement between each Trust
(on behalf of the International Value Fund for the International Value
Trust) (collectively, the “Advisory Agreements”) and BlackRock Advisors,
LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a)
BlackRock Investment Management, LLC, and (b) BlackRock International
Limited (collectively, the “Sub-Advisors”), with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as
“BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements
are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of any Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The
Board Members are responsible for the oversight of the operations of the
Funds and perform the various duties imposed on the directors of invest-
ment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The
Board has established five standing committees: an Audit Committee, a
Governance and Nominating Committee, a Compliance Committee, a
Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the
Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by
Independent Board Members. The Board also established an ad hoc com-
mittee, the Joint Product Pricing Committee, which consisted of
Independent Board Members and directors/trustees of the boards of cer-
tain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continua-
tion of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and share-
holder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its share-
holders. Among the matters the Board considered were: (a) investment per-
formance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its
Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valu-
ation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s com-
pensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreements.
The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its delib-
erations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper,
Inc. (“Lipper”) on Fund fees and expenses and the investment performance of each Fund as compared with a peer group of funds as determined by
Lipper, and in the case of the Focus Value Fund, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and a discussion of fall-out bene-
fits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment manage-
ment fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-
end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale;

ANNUAL	REPORT	JUNE	30, 2011	61

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

(e) a summary of aggregate amounts paid by each Fund to BlackRock;
(f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 12, 2011, the Board reviewed mate-
rials relating to its consideration of the Agreements. As a result of the dis-
cussions that occurred during the April 12, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board pre-
sented BlackRock with questions and requests for additional information.
BlackRock responded to these requests with additional written information in advance of the May 10 — 11, 2011 Board meeting.

At an in-person meeting held on May 10 — 11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Trust (on behalf of the International Value Fund for the International Value Trust), and the
Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to each Fund, as applicable, each for a one-year term ending June
30, 2012. In approving the continuation of the Agreements, the Board con-
sidered: (a) the nature, extent and quality of the services provided by
BlackRock; (b) the investment performance of each Fund and BlackRock;
(c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund;
(d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to
BlackRock and its affiliates and significant shareholders from their relation-
ship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The
Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the invest-
ment advisory services and the resulting performance of each Fund.
Throughout the year, the Board compared Fund performance to the per-
formance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials pro-
vided by each Fund’s portfolio management team discussing Fund perform-
ance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and
BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates and significant shareholders provide each
Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the opera-
tions of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i)
preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance sup-
port; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and com-
pliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 12, 2011 meeting, the Board worked with BlackRock and Lipper to develop a tem-
plate for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The
Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect
Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in the Fund’s applicable Lipper category, and for the
Focus Value Fund, a customized peer group selected by BlackRock. The
Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight
Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the EuroFund ranked in the fourth, third and third quartiles against its Lipper Performance Universe for the one-, three- and

62	ANNUAL REPORT	JUNE	30, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the EuroFund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the EuroFund’s fundamental value orientation has hin-
dered the EuroFund’s progress relative to Peers over the short- and long-
term. The EuroFund had been historically run as a value style product but is now a fully flexible portfolio under a new portfolio management team.

The Board and BlackRock discussed BlackRock’s strategy for improving the
EuroFund’s performance and BlackRock’s commitment to providing the resources necessary to assist the EuroFund’s portfolio managers and to improve the EuroFund’s performance.

The Board noted that the Focus Value Fund ranked in the second quartile against its Customized Lipper Peer Group for each of the one-, three- and five-year periods reported.

The Board noted that the Global SmallCap Fund ranked in the fourth, sec-
ond and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the International Value Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three-
and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the
Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent
Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the serv-
ices provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institu-
tional accounts.

The Board received and reviewed statements relating to BlackRock’s finan-
cial condition and profitability with respect to the services it provided each
Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate prof-
itability data provided for the years ended December 31, 2009 and
December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affili-
ates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limita-
tions in allocating costs among various advisory products. The Board recog-
nized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the
Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered
BlackRock’s operating margin, in general, compared to the operating mar-
gin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its reg-
istered funds, are generally consistent with margins earned by similarly sit-
uated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operat-
ing margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each
Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by
BlackRock and its affiliates. As part of its analysis, the Board reviewed
BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment manage-
ment personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the
Board.

The Board noted that the EuroFund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the EuroFund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective
June 1, 2011, the EuroFund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the EuroFund increases above certain contractually specified levels.

The Board noted that the Focus Value Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any)
was above the median contractual management fee ratio paid by the
Focus Value Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Focus Value Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual management fee ratio paid by the
Focus Value Fund’s Peers, after giving effect to any expense reimburse-
ments or fee waivers. The Board further noted that effective June 1, 2011, the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Focus Value Fund

ANNUAL	REPORT	JUNE	30, 2011	63

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

increases above certain contractually specified levels. Additionally, the
Board noted that BlackRock has contractually agreed to waive or reimburse management fees for the Focus Value Fund.

The Board noted that the Global SmallCap Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Global SmallCap Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Global SmallCap Fund has an advi-
sory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Global SmallCap Fund increases above certain contractually specified levels.

The Board noted that the International Value Fund’s contractual manage-
ment fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the International Value Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the International Value Fund has an advisory fee arrange-
ment that includes breakpoints that adjust the fee ratio downward as the size of the International Value Fund increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints, and in the case of the International Value
Fund, revised breakpoints in the advisory fee based upon the asset level of each Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each
Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk manage-
ment personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Fund, including for administrative, transfer agency, distribution and securities lending services.
The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The
Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar prac-
tices. The Board received reports from BlackRock which included informa-
tion on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the
Manager and each Trust (on behalf of the International Value Fund for the
International Value Trust) for a one-year term ending June 30, 2012 and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, as applicable, for a one-year term ending June
30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the
Independent Board Members, was satisfied that the terms of the
Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-impor-
tant or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors con-
sidered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and
BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

64	ANNUAL REPORT	JUNE	30, 2011

Officers and Directors
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as a		Investment Portfolios	Public
and Year of Birth	Funds	Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors
Robert M. Hernandez	Chair of	Since	Director, Vice Chairman and Chief Financial Officer of USX	34 RICs consisting of	ACE Limited
55 East 52nd Street	the Board	2007	Corporation (energy and steel business) from 1991 to 2001.	97 Portfolios	(insurance company);
New York, NY 10055	and Director				Eastman Chemical
1944					Company (chemicals);
RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)
Fred G. Weiss	Vice Chair	Since	Managing Director, FGW Associates (consulting and investment	34 RICs consisting of	Watson
55 East 52nd Street	of the Board	2007	company) since 1997; Director and Treasurer, Michael J. Fox	97 Portfolios	Pharmaceuticals, Inc.
New York, NY 10055	and Director		Foundation for Parkinson’s Research since 2000; Director, BTG
1941			International Plc (medical technology commercialization company)
from 2001 to 2007.
James H. Bodurtha	Director	Since	Director, The China Business Group, Inc. (consulting firm) since	34RICs consisting of	None
55 East 52nd Street		2002	1996 and Executive Vice President thereof from 1996 to 2003;	97 Portfolios
New York, NY 10055			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944
Bruce R. Bond	Director	Since	Trustee and Member of the Governance Committee, State Street	34 RICs consisting of	None
55 East 52nd Street		2007	Research Mutual Funds from 1997 to 2005; Board Member	97 Portfolios
New York, NY 10055			of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.
Donald W. Burton	Director	Since	Managing General Partner, The Burton Partnership, LP (an	34 RICs consisting of	Knology, Inc. (tele-
55 East 52nd Street		2007	investment partnership) since 1979; Managing General Partner,	97 Portfolios	communications);
New York, NY 10055			The South Atlantic Venture Funds since 1983; Director, Lifestyle		Capital Southwest
1944			Family Fitness (fitness industry) since 2006; Director, IDology, Inc.		(financial)
(technology solutions) since 2006; Member of the Investment
Advisory Council of the Florida State Board of Administration
from 2001 to 2007.
Honorable Stuart E.	Director	Since	Partner and Head of International Practice, Covington and	34 RICs consisting of	Alcatel-Lucent (tele-
Eizenstat		2007	Burling LLP (law firm) since 2001; International Advisory Board	97 Portfolios	communications);
55 East 52nd Street			Member, The Coca-Cola Company since 2002; Advisory Board		Global Specialty
New York, NY 10055			Member, Veracity Worldwide, LLC (risk management) since 2007;		Metallurgical (metal-
1943			Member of the Board of Directors, Chicago Climate Exchange		lurgical industry);
			(environment) since 2006; Member of the International Advisory		UPS Corporation
			Board GML (energy) since 2003; Advisory Board Member, BT		(delivery service)
Americas (telecommunications) from 2004to 2010.
Kenneth A. Froot	Director	Since	Professor, Harvard University since 1992.	34 RICs consisting of	None
55 East 52nd Street		2005		97 Portfolios
New York, NY 10055
1957
John F. O’Brien	Director	Since	Chairman and Director, Woods Hole Oceanographic Institute	34 RICs consisting of	Cabot Corporation
55 East 52nd Street		2007	since 2009 and Trustee thereof from 2003 to 2009; Director,	97 Portfolios	(chemicals); LKQ
New York, NY 10055			Allmerica Financial Corporation from 1995 to 2003; Director,		Corporation (auto
1943			ABIOMED from 1989 to 2006; Director, Ameresco,Inc.		parts manufacturing);
			(energy solutions company) from 2006 to 2007; Vice Chairman		TJX Companies, Inc.
			and Director, Boston Lyric Opera from 2002 to 2007.		(retailer)
Roberta Cooper Ramo	Director	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law	34 RICs consisting of	None
55 East 52nd Street		2002	firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail)	97 Portfolios
New York, NY 10055			since 2000; Director, ECMC Group (service provider to
1942			students, schools and lenders) since 2001; President, The
American Law Institute (non-profit) since 2008; President,
American Bar Association from 1995 to 1996.

ANNUAL	REPORT	JUNE	30, 2011	65

Officers and Directors (continued)
Number of BlackRock-
Advised Registered
		Length		Investment Companies
	Position(s)	of Time		(“RICs”) Consisting of
Name, Address	Held with	Served as		Investment Portfolios	Public
and Year of Birth	Funds	a Director[2]	Principal Occupation(s) During Past 5 Years	(“Portfolios”) Overseen	Directorships
Independent Directors[1] (concluded)
David H. Walsh	Director	Since	Director, National Museum of Wildlife Art since 2007; Trustee,	34 RICs consisting of	None
55 East 52nd Street		2007	University of Wyoming Foundation since 2008; Director,	97 Portfolios
New York, NY 10055			Ruckelshaus Institute and Haub School of Natural Resources at
1941			the University of Wyoming from 2006 to 2008; Director, The
American Museum of Fly Fishing since 1997; Director, The
National Audubon Society from 1998 to 2005.
[1] Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2] Date shown is the earliest date a person has served as a Director for any of the Funds covered by this annual report. Followingthe combination of Merrill
Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain Directors as joining a Fund’s board in 2007, each Director first became a member of the board of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995;
Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez,1996; John F. O’Brien,
2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; and Fred G. Weiss, 1998.
Interested Directors[3]
Richard S. Davis	Director	Since	Managing Director, BlackRock, Inc. since 2005; Chief Executive	165 RICs consisting of	None
55 East 52nd Street		2007	Officer, State Street Research & Management Company from	291 Portfolios
New York, NY 10055			2000 to 2005; Chairman of the Board of Trustees, State Street
1945			Research Mutual Funds from 2000 to 2005.
Laurence D. Fink	Director	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	34 RICs consisting of	None
55 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities	97Portfolios
New York, NY 10055			since 1988 and Chairman of the Executive and Management
1952			Committees; Formerly Managing Director, The First Boston Corp-
oration, Member of its Management Committee, Co-head of its
Taxable Fixed Income Division and Head of its Mortgage and Real
Estate Products Group; Chairman of the Board of several of
BlackRock’s alternative investment vehicles; Director of several of
BlackRock’s offshore funds; Member of the Board of Trustees of
New York University, Chair of the Financial Affairs Committee and
a member of the Executive Committee, the Ad Hoc Committee on
Board Governance, and the Committee onTrustees; Co-Chairman
of the NYU Hospitals Center Board of Trustees, Chairman of the
Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.
Henry Gabbay	Director	Since	Consultant, BlackRock, Inc. from 2007 to 2008; Managing	165 RICs consisting of	None
55 East 52nd Street		2007	Director, BlackRock, Inc. from 1989 to 2007; Chief	291 Portfolios
New York, NY 10055			Administrative Officer, BlackRock Advisors, LLC from 1998 to
1947			2007; President of BlackRock Funds and BlackRock Bond
Allocation Target Shares from 2005 to 2007 and Treasurer of
certain closed-end funds in the BlackRock fund complex from
1989 to 2006.

3 Messrs. Davis and Fink are both “interested persons,” as defined in the 1940 Act, of the Funds based on their positions with BlackRock, Inc. and its affiliates.
Mr. Gabbay is an "interested person" of the Funds based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock,
Inc. and The PNC Financial Services Group, Inc. securities. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

66	ANNUAL REPORT	JUNE	30, 2011

Officers and Directors (concluded)
Position(s)
Name, Address	Held with	Length of
and Year of Birth	Funds	Time Served	Principal Occupation(s) During Past 5 Years
Officers[1]
John M. Perlowski	President and	Since	Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009;
55 East 52nd Street	Chief	2011	Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management,
New York, NY 10055	Executive		L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President
1964	Officer		thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family
Resource Network (charitable foundation) since 2009.

Brendan Kyne	Vice	Since	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product
55 East 52nd Street	President	2009	Development and Management for BlackRock's U.S. Retail Group since 2009, Co-head thereof from 2007 to
New York, NY 10055			2009; Vice President of BlackRock, Inc. from 2005 to 2008.
1977
Neal Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund
55 East 52nd Street	Financial	2007	Accounting and Administration at PNC Global Investment Servicing (U.S.)Inc. from 1992 to 2006.
New York, NY 10055	Officer
1966
Jay Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM
55 East 52nd Street		2007	and Fund Asset Management, L.P.-advised funds from 2005 to 2006; Director of MLIM Fund Services Group from
New York, NY 10055			2001 to 2006.
1970
Brian Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised funds since 2007; Managing Director and Senior Counsel of
55 East 52nd Street	Compliance	2007	BlackRock, Inc. since 2005.
New York, NY 10055	Officer and
1959	Anti-Money
Laundering Officer
Ira P. Shapiro	Secretary	Since	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global
55 East 52nd Street		2010	Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
New York, NY 10055
1963
[1] Officers of the Funds serve at the pleasure of the Board.
Further information about the Series’ Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor	Custodian	Accounting Agent	Legal Counsel	Address of the Funds
BlackRock Advisors, LLC	Brown Brothers	State Street Bank	Willkie Farr & Gallagher LLP	100 Bellevue Parkway
Wilmington, DE 19809	Harriman & Co.[4]	and Trust Company	New York, NY 10019	Wilmington, DE 19809
	Boston, MA 02101	Boston, MA 02116
Sub-Advisors			Independent Registered
BlackRock Investment	JPMorgan Chase	Distributor	Public Accounting Firm
Management, LLC[2]	Bank, N.A.[5]	BlackRock Investments, LLC	Deloitte & Touche LLP
Princeton, NJ 08540	Brooklyn, NY 11245	New York, NY 10022	Boston, MA 02116
BlackRock	Transfer Agent
International Limited[3]	BNY Mellon Investment
Edinburgh, EH3 8JB,	Servicing (US) Inc.
United Kingdom	Wilmington, DE 19809

2 For all Funds except International Value.
3 For EuroFund and International Value.
4 For all Funds except Focus Value.
5 For Focus Value.

ANNUAL	REPORT	JUNE	30, 2011	67

Additional Information

General Information

Electronic Delivery
Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:
1) Access the BlackRock website at
http://www.blackrock.com/edelivery
2) Click on the applicable link and follow the steps to sign up
3) Log into your account

Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The
Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record
Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

68	ANNUAL REPORT	JUNE	30, 2011

Additional Information (concluded)

Shareholder Privileges

Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at
http://www.blackrock.com/funds.

Automatic Investment Plans
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover,
Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a con-
sumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

ANNUAL	REPORT	JUNE	30, 2011	69

A World-Class Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.
Equity Funds
BlackRock ACWI ex-US Index Fund		BlackRock Global Opportunities Portfolio		BlackRock Natural Resources Trust
BlackRock All-Cap Energy & Resources Portfolio		BlackRock Global SmallCap Fund		BlackRock Pacific Fund
BlackRock Asset Allocation Portfolio†		BlackRock Health Sciences Opportunities Portfolio		BlackRock Russell 1000 Index Fund
BlackRock Balanced Capital Fund†		BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Basic Value Fund		BlackRock Index Equity Portfolio			Opportunities Portfolio
BlackRock Capital Appreciation Fund		BlackRock India Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock China Fund		BlackRock International Fund		BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio		BlackRock International Index Fund		BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund		BlackRock International Opportunities Portfolio		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock EuroFund		BlackRock Large Cap Core Fund		BlackRock S&P 500 Index Fund
BlackRock Focus Growth Fund		BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Stock Fund
BlackRock Focus Value Fund		BlackRock Large Cap Growth Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Allocation Fund†		BlackRock Large Cap Value Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Dividend Income Portfolio		BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Global Dynamic Equity Fund		BlackRock Mid-Cap Growth Equity Portfolio		BlackRock World Gold Fund
BlackRock Global Emerging Markets Fund		BlackRock Mid-Cap Value Equity Portfolio
BlackRock Global Growth Fund		BlackRock Mid Cap Value Opportunities Fund
Fixed Income Funds
BlackRock Bond Index Fund		BlackRock Income Portfolio†		BlackRock Strategic Income
BlackRock Core Bond Fund		BlackRock Inflation Protected Bond Portfolio			Opportunities Portfolio
BlackRock Emerging Market Debt Portfolio		BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock Floating Rate Income Portfolio		BlackRock Long Duration Bond Portfolio		BlackRock US Government Bond Fund
BlackRock GNMA Portfolio		BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock High Income Fund		BlackRock Multi-Sector Bond Portfolio		US Mortgage Portfolio
BlackRock High Yield Bond Portfolio
Municipal Bond Funds
BlackRock California Municipal Bond Fund		BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund		BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund		BlackRock New York Municipal Bond Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives,risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

70	ANNUAL REPORT	JUNE	30, 2011

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Robert M. Hernandez
Fred G. Weiss

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End
BlackRock Global
SmallCap Fund, Inc.	$36,800	$35,700	$0	$0	$28,850	$6,100	$0	$192

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock
Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, tax advice and tax planning.

3 The nature of the services includes a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and
b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-
by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or
$50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End
BlackRock Global SmallCap
Fund, Inc.	$28,850	$17,069

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and
$2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
11(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Exhibits attached hereto
12(a)(1) – Code of Ethics – See Item 2
12(a)(2) – Certifications – Attached hereto
12(a)(3) – Not Applicable
12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global SmallCap Fund, Inc.

Date: September 2, 2011